     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1995
                                                  Registration No. 33-45846
                                                  Registration No. 811-5803
--------------------------------------------------------------------------------


                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                                ___________
                                 FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / /
          Pre-Effective Amendment No.  / /
          Post-Effective Amendment No. 5 /X/
                                  AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /
          Amendment No. 25  /X/
                                ___________

                           VA-I SEPARATE ACCOUNT
                                    of
                  UNUM LIFE INSURANCE COMPANY OF AMERICA
                        (Exact Name of Registrant)
                  UNUM LIFE INSURANCE COMPANY OF AMERICA
                            (Name of Depositor)
                           2211 Congress Street
                           Portland, Maine 04122
           (Address of Depositor's Principal Executive Offices)
      Depositor's Telephone Number, including Area Code: 207-770-2211

                          ROSEMARY A. MOORE, ESQUIRE
                  UNUM Life Insurance Company of America
                           2211 Congress Street
                           Portland, Maine 04122
                  (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)
    / / immediately upon filing pursuant to paragraph (b) of Rule 485
    / / on  March 1, 1995, pursuant to paragraph (b) of Rule 485
    /X/ 60 days after filing pursuant to paragraph (a)(i) of Rule 485
    / / on                     , pursuant to paragraph (a)(i) of Rule 485
    / / 75 days after filing pursuant to paragraph (a)(ii)
    / / on                      , pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

In accordance with Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its securities under the Securities Act of 1933. That election was previously filed in Registrant's Form N-4 registration statement (File No. 33-45846). The Registrant filed its Rule 24f-2 Notice on February 29, 1996, for the most recent fiscal year ended December 31, 1995.

                           CROSS REFERENCE SHEET
               SHOWING LOCATION OF INFORMATION IN PROSPECTUS

FORM  N-4                                         PROSPECTUS CAPTION
---------                                         ------------------
    1.    Cover Page. . . . . .    Cover Page
    2.    Definitions . . . . .    Definitions
    3.    Synopsis or Highlights   Summary
    4.    Condensed Financial      Condensed Financial
          Information . . . . .    Information
    5.    General Description of   UNUM/America,the Proposed Sale, the Variable
          Registrant, Depositor    Investment Division and
          and Portfolio companies  the Funds
    6.    Deductions and Expenses  Deductions and Charges
    7.    General Description of   Contract Provisions;
          Variable Annuity         Other Contract
          Contracts . . . . . .    Provisions
    8.    Annuity Period  . . .    Annuity Period
    9.    Death Benefit . . . .    Contract Provisions, Death Benefits
   10.    Purchases and Contract   Contract Provisions
          Values  . . . . . . .
   11.    Redemptions . . . . .    Contract Provisions,Withdrawals
   12.    Taxes . . . . . . . .    Federal Income Tax Considerations
   13.    Legal Proceedings . .    Not Applicable
   14.    Table of Contents of the Contents of Statement of
          Statement of Additional  Additional Information
          Information . . . . .



                           CROSS REFERENCE SHEET
   SHOWING LOCATION OF INFORMATION IN STATEMENT OF ADDITIONAL INFORMATION
FORM N-4                                        STATEMENT OF ADDITIONAL
--------                                           INFORMATION CAPTION
                                                   -------------------

   15.    Cover Page  . . . . .    Cover Page
   16.    Table of Contents . .    Table of Contents
   17.    General Information      Prospectus-UNUM/America, the Proposed Sale,
          and History . . . . .    the Variable Investment Division and the
                                   Funds
   18.    Services  . . . . . .    Not Applicable
   19.    Purchase of Securities   Not Applicable
          being Offered . . . .
   20.    Underwriters  . . . .    Distribution of the Contracts
   21.    Calculation of Yield     Not Applicable
          Quotations of Money
          Market Sub Accounts .
   22.    Annuity Payments  . .    Determination of Variable Annuity Payment
   23.    Financial Statements.    Financial Statements


                           CROSS REFERENCE SHEET
        SHOWING LOCATION OF INFORMATION IN PART C-OTHER INFORMATION

   24(a)  Financial Statements     Not Applicable
          and Exhibits  . . . .
   24(b)  Exhibits  . . . . . .    Exhibits
   25.    Directors and Officers   Directors and Officers of the Depositor
          of the Depositor
   26.    Persons Controlled by    Organizational Chart
          or Under Common Control
          with the Depositor or
          Registrant  . . . . .
   27.    Number of Contract       Number of Contract Owners
          Owners  . . . . . . .
   28.    Indemnification . . .    Indemnification
   29.    Principal Underwriters   Principal Underwriters
   30.    Location of Accounts     Location of Accounts and Records
          and Records . . . . .
   31.    Management Services .    Management Services
   32.    Undertakings  . . . .    Undertakings

                                      UNUM
                                 LIFE INSURANCE
                               COMPANY OF AMERICA

                        Group Variable Annuity Contracts
                              VA-I SEPARATE ACCOUNT

                              2211 Congress Street
                              Portland, Maine 04122
                                 (207) 770-2211

                               VARIABLE ANNUITY II


--------------------------------------------------------------------------------

PROSPECTUS

--------------------------------------------------------------------------------


                                                                MAY 1, 1996

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATION IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

     THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE APPLICABLE UNDERLYING FUNDS WHICH SHOULD BE RETAINED FOR FUTURE REFERENCE.

80010

This prospectus describes group annuity contracts ("Contracts") offered by UNUM Life Insurance Company of America ("UNUM/America"), a subsidiary of UNUM Holding Company and its wholly-owned parent company, UNUM Corporation. The Contracts are designed to enable Participants and Employers to accumulate funds for retirement programs meeting the requirements of the following Sections of the Internal Revenue Code of 1986, as amended (the "Code"): 401(a), 403(b), 408 and 457 and other related Sections as well as for programs offering non-qualified annuities. A Participant is an employee or other person affiliated with the Contractholder on whose behalf a Participant Account is maintained under the terms of the Contract.

The Contracts permit Contributions to be deposited in the Guaranteed Interest Division, which is part of UNUM/America's General Account, and in certain Sub-Accounts in UNUM/America's VA-I Separate Account ("Variable Investment Division"). Contributions to the Guaranteed Interest Division earn interest at a guaranteed rate declared by UNUM/America. Contributions to the Variable Investment Division will increase or decrease in dollar value depending on the investment performance of the underlying funds in which the Sub-Accounts invest.

Currently, the Variable Investment Division consists of the nine Sub-Accounts listed below: Next to each listed Sub-Account is the name of the fund (the "Fund") in which the Sub-Account invests. For more information about the investment objectives, policies and risks of the Funds please refer to the prospectus for each of the Funds.

Index Account..............    "Dreyfus Stock Index Fund"

Growth I Account...........     Fidelity's "Variable Insurance Products Fund:
                                Growth Portfolio"
Asset Manager Account......     Fidelity's "Variable Insurance Products Fund II:
                                Asset Manager Portfolio"
Growth II Account..........     Twentieth Century's "TCI Portfolios, Inc.: TCI
                                Growth"
Balanced Account...........     Twentieth Century's "TCI Portfolios, Inc.: TCI
                                Balanced"
International Stock Account     "T. Rowe Price International Series, Inc."
Socially Responsible Account    "Calvert  Responsibly Invested Balanced
                                Portfolio"
Equity-Income Account......     Fidelity's "Variable Insurance Products Fund:
                                Equity-Income Portfolio"
Small Cap Account..........     "Dreyfus Variable Investment Fund: Small Cap
                                Portfolio"

This prospectus is intended to provide information regarding the Contracts offered by UNUM/America that you should know before investing. Please read and retain this prospectus for future reference. A Statement of Additional Information, dated May 1, 1996, has been filed with the Securities and Exchange Commission and is available at no charge by writing or calling UNUM/America 2211 Congress Street, Portland, Maine 04122, (207) 770-2211, Attention: Retirement Security Division.

                             TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----
DEFINITIONS                                                          3
SUMMARY (INCLUDING FEE TABLE AND PERFORMANCE INFORMATION)            6
CONDENSED FINANCIAL INFORMATION                                     12
FINANCIAL STATEMENTS                                                13
UNUM/AMERICA, THE PROPOSED SALE, THE VARIABLE INVESTMENT
  DIVISION AND THE FUNDS                                            13
CONTRACT PROVISIONS                                                 18
DEDUCTIONS AND CHARGES                                              24
ANNUITY PERIOD                                                      27
FEDERAL INCOME TAX CONSIDERATIONS                                   29
VOTING RIGHTS                                                       32
OTHER CONTRACT PROVISIONS                                           32
GUARANTEED INTEREST DIVISION                                        33
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION           35

                                DEFINITIONS

ACCUMULATION UNIT: An accounting unit of measure used to record amounts of increases to, decreases from and accumulations in each Sub-Account during the Accumulation Period.

ACCUMULATION UNIT VALUE: The dollar value of an Accumulation Unit in each Sub-Account on any Valuation Date.

ACCUMULATION PERIOD: The period commencing on a Participant's Participation Date and terminating when the Participant's Account balance is reduced to zero, either through withdrawal(s), conversion to an annuity, imposition of charges, payment of a Death Benefit or a combination thereof.


ACQUISITION AGREEMENT: The Asset Transfer and Acquisition Agreement between UNUM/America and Lincoln Life which provides for the sale of UNUM/America's tax sheltered annuity business to Lincoln Life, the assumption of UNUM/America's obligations under the Contracts (other than the New York Contracts) by Lincoln Life, and the assumption of UNUM/America's obligations under the New York Contracts by Lincoln-NY.


ANNUITANT: The person receiving annuity payments under the terms of the Contract.

ANNUITY COMMENCEMENT DATE: The date on which UNUM/America makes the first annuity payment to the Annuitant as required by the Retired Life Certificate.

ANNUITY CONVERSION AMOUNT: The amount applied toward the purchase of an annuity.

ANNUITY PERIOD: The period concurrent with or following the Accumulation Period, during which an Annuitant's annuity payments are made.

BENEFICIARY: The person(s) designated to receive a Participant's Account balance in the event of the Participant's death during the Accumulation Period or the person(s) designated to receive any applicable remainder of an annuity in the event of the Annuitant's death during the Annuity Period.

BUSINESS DAY: A day on which UNUM/America and the New York Stock Exchange are customarily open for business.


CLOSING DATE:  The date of closing as provided in the Acquisition Agreement.


CONTRIBUTIONS: All amounts deposited under a Contract, including any amount transferred from another contract or Trustee.

CONTRACT: A Group Variable Annuity contract issued by UNUM/America to the Contractholder.

CONTRACTHOLDER: The party named as the Contractholder on the group annuity contract issued by UNUM/America. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

DIVISION(S): The Guaranteed Interest Division and/or the Variable Investment Division.

EMPLOYER: The organization specified in the Contract which offers the Plan to its employees.


FUNDS: The underlying funds in which the Sub-Accounts invest. Funds are investment vehicles which offer their shares only to insurance companies' separate accounts.


GENERAL ACCOUNT: All assets of UNUM/America other than those in the Variable Investment Division or any other separate account.

GROSS WITHDRAWAL AMOUNT: The amount by which a Participant's Account is reduced when a withdrawal occurs, including any applicable contingent deferred sales charge and Annual Administration Charge.

GUARANTEED ANNUITY: An annuity for which UNUM/America guarantees the amount of each payment for as long as the annuity is payable.

GUARANTEED INTEREST DIVISION: The Division maintained by UNUM/America for the Contracts and other contracts for which UNUM/America guarantees the principal amount and interest credited thereto subject to any fees and charges as set forth in the Contract. Amounts allocated to the Guaranteed Interest Division are part of the General Account.


LINCOLN LIFE:  The Lincoln National Life Insurance Company.

LINCOLN-NY: A New York domestic life insurance company (which may have a different name) to be established by Lincoln Life as a subsidiary prior to the closing date as contemplated by the Acquisition Agreement.

LNC: Lincoln National Corporation.


NET CONTRIBUTIONS: The sum of all Contributions credited to a Participant Account less any Net Withdrawal Amounts, outstanding loan (including principal and due and accrued interest) and amounts converted to a Payout Annuity.

NET WITHDRAWAL AMOUNT: The amount paid when a withdrawal occurs.


NEW YORK CONTRACTS: Contracts originally issued in New York by UNUM Life Insurance Company and which are now issued through UNUM/America.


PARTICIPANT: An employee or other person affiliated with the Contractholder on whose behalf an Account is maintained under the terms of the Contract.

PARTICIPANT ACCOUNT: An account maintained for a Participant during the Accumulation Period the total balance of which equals the Participant's Account balance in the Variable Investment Division plus the Participant's Account balance in the Guaranteed Interest Division.

PARTICIPATION ANNIVERSARY: For each Participant, a date at one year intervals from the Participant's Participation Date. If an anniversary occurs on a non-Business Day, it is treated as occurring on the next Business Day.

PARTICIPATION DATE: A date assigned to each Participant corresponding to the date on which the first Contribution on behalf of that Participant is received by UNUM/America. A Participant will receive a new Participation Date if such Participant makes a Total Withdrawal, as defined in this prospectus, and Contributions on behalf of the Participant are resumed under any Contract.

PARTICIPATION YEAR: A period beginning with one Participation Anniversary and ending the day before the next Participation Anniversary, except for the first Participation Year which begins with the Participation Date.

PAYOUT ANNUITY: A series of payments paid under the terms of a Contract to a person. A Payout Annuity may be either a Guaranteed Annuity or a Variable Annuity.

PLAN: The retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds.

SUB-ACCOUNT: An account established in the Variable Investment Division which invests in shares of a corresponding Fund.

UNUM/AMERICA: UNUM Life Insurance Company of America, at its home office in Portland, Maine.

VALUATION DATE: A Business Day. Accumulation Units and Annuity Units are computed as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD: A period used in measuring the investment experience of each Sub-Account. The Valuation Period begins at the close of trading on the New York Stock Exchange on one Valuation Date and ends at the corresponding time on the next Valuation Date.

VARIABLE ANNUITY: An annuity with payments that increase or decrease in accordance with the investment results of the selected Sub-Accounts.

VARIABLE INVESTMENT DIVISION: The Division which is maintained by UNUM/America for these Contracts and other UNUM/America contracts for which UNUM/America does not guarantee the principal amount or investment results. The Variable Investment Division is the VA-I Separate Account which is a group of assets segregated from the General Account whose income, gains and losses, realized or unrealized, are credited to or charged against the Variable Investment Division without regard to other income, gains or losses of UNUM/America. The Variable Investment Division currently consists of nine Sub-Accounts. Additional Sub-Accounts may be added in the future.

                                  SUMMARY
                  UNUM LIFE INSURANCE COMPANY OF AMERICA

    UNUM/America is a life insurance company founded in Maine in 1966. UNUM/America is a subsidiary of UNUM Holding Company and its wholly-owned parent company, UNUM Corporation whose stock is traded on the New York Stock Exchange. The consolidated assets of UNUM Corporation as of December 31, 1995 were $14.8 billion.


                                  PROPOSED SALE

     In January, 1996, UNUM Corporation announced that UNUM/America had entered into an Acquisition Agreement, which provides for the sale of UNUM/America's tax sheltered annuity business to Lincoln Life, the assumption of UNUM/America's obligations under the Contracts (other than the New York Contracts) by Lincoln Life and the assumption of UNUM/America's obligations under the New York Contracts by Lincoln-NY which will be established prior to the Closing Date. The consummation of the transactions under the Acquisition Agreement is subject to the receipt of certain regulatory approvals and other conditions. It is anticipated that it will take approximately six to nine months from the date of the Acquisition Agreement to obtain the necessary regulatory approvals and to otherwise satisfy the conditions to the consummation of the sale. There can be no assurance that such approvals will be obtained or that such conditions will be satisfied and, thus, there can be no assurance that the sale will occur.

     Lincoln Life is a subsidiary of LNC, which is a publicly-owned company whose stock is traded on the New York Stock Exchange. LNC had consolidated assets of $63.7 billion as of December 31, 1995. See "Acquisition Agreement with The Lincoln National Life Insurance Company."



                             CONTRACTS OFFERED

    The Group Variable Annuity Contracts offered by this prospectus are available to Employers and other entities to provide a way to accumulate funds for retirement and to provide Payout Annuities. UNUM/America offers Contracts designed to enable Participants and Employers to accumulate funds for retirement programs meeting the requirements of the following Sections of the Internal Revenue Code of 1986, as amended (the "Code"): 401(a), 403(b), 408, 457 and other related Sections as well as for programs offering non-qualified annuities.

                        HOW CONTRIBUTIONS ARE MADE

    Contributions under the Contract are deposited by the Contractholder. Depending upon the type of Plan offered, Contributions may consist of salary reduction Contributions, Employer Contributions or Participant post-tax Contributions. Contributions are forwarded by the Contractholder to UNUM/America and allocated among the two Divisions in accordance with information provided by the Contractholder. See "Contract Provisions, Contributions under the Contract".

                             DIVISIONS OFFERED

    Contributions may be allocated to the Guaranteed Interest Division or to the Variable Investment Division or to both Divisions. The Variable Investment Division currently consists of nine Sub-Accounts. A Contractholder may choose to offer between zero and nine of the Sub-Accounts to its Participants under a Contract. The Sub-Accounts invest their assets in shares of a corresponding Fund. For a full description of the Funds, see the prospectuses for the Funds.

               TRANSFERS BETWEEN DIVISIONS AND SUB-ACCOUNTS

    During the Accumulation Period, a Participant or a Contractholder under certain Plans may make transfers between and among Divisions and Sub-Accounts. Certain Plans may limit the transfers in dollar amount, type of Contribution, or frequency. Certain Plans may require Contractholder approval for a transfer. See "Transfers between Divisions and Sub-Accounts".

                       WITHDRAWALS AND DISTRIBUTIONS

    During the Accumulation Period, a Participant may withdraw any part of their account balance subject to the restrictions imposed by the Code and regulations thereof and by the applicable Plan. With respect to Plans subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), the Contractholder must authorize UNUM/America to process a withdrawal request by a Participant. Withdrawal requests under Section 457 Plans must also be authorized by the Contractholder. With respect to withdrawal requests by Participants under Plans not subject to Title I of ERISA, certain Contracts may require that the Participants must certify to UNUM/America that an eligible event under the Code has occurred. Withdrawal and Distribution requests must be in writing and in a form acceptable to UNUM/America.

     Certain Plans are also subject to the distribution requirements under
Section 401(a)(9) of the Code including the incidental death benefit requirements of Section 401(a)(9)(G). Certain transfers from one Qualified Plan contract to another Qualified Plan contract are not subject to withdrawal restrictions under the Code. Certain withdrawals are subject to a 10% Federal Excise Tax for premature distributions. See "Federal Income Tax Considerations."

     Certain types of withdrawals are subject to a contingent deferred sales charge See "Contract Provisions, Deductions and Charges."

                              DEATH BENEFITS

    The Contracts provide for a Death Benefit for a Participant who dies during the Accumulation Period. See "Contract Provisions, Death Benefits."

                             PAYOUT ANNUITIES

    As permitted by the applicable Plan, a Contractholder or a Participant who requests a withdrawal or a Beneficiary of a deceased Participant may elect to convert all or part of the Participant's Account balance or the Death Benefit, as appropriate, to a Payout Annuity. UNUM/America offers both Guaranteed and Variable Annuities. The range of annuity options available include life annuities and annuities for a specific time period as well as others described more fully in this prospectus. See "Annuity Period."

                            FREE-LOOK PROVISION

    A Participant under a Section 403(b) or 408 Plan and certain Non-qualified Plans has ten days, in most cases, from the date the Participant receives an Active Life Certificate to notify UNUM/America in writing that the Participant does not choose to participate under the Contract and to receive a return of funds. See "Free-Look Period."

                                 FEE TABLE

    The following table and examples, prescribed by the SEC, are included to assist Contractholders and Participants in understanding the transaction and operating expenses imposed directly or indirectly under the Contracts. The standardized tables and examples assume the highest deductions possible under the Contracts, whether or not such deductions actually would be made from a Participant's Account. Contingent deferred sales charges ("CDSC") are deducted from a Participant's Account balance only if a total or partial withdrawal is made, and then only if one of the exceptions does not apply.


                 CONTRACT RELATED TRANSACTION EXPENSES(1)

                    Sales Load Imposed on Purchases:  0%
                    MAXIMUM CDSC

                    (as a percentage of the Gross Withdrawal Amount):  6%


  ANNUAL ADMINISTRATION CHARGE(2)               $25
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets)
       Mortality and Expense Risk Charge:      1.20%
       Other Charges:                          0.00%
       Total Separate Account
       Annual Expenses:                        1.20%


FUND EXPENSES (6)
(as a percentage of average daily net           TO BE PROVIDED BY AMENDMENT
assets)
                       Index(3) G-I  AMgr(4) G-II Bal Int'l SocRes Eql SmCap
                       -------- ---  ------- ---- --- ----- ------ --- -----
Management Fees:
Other Expenses (after
expense reimbursements):
Total Fund Expenses:

     Example #1: Assuming total withdrawal of the Participant's Account balance at the end of the period shown.(5)

     A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.


                                 TO BE PROVIDED BY AMENDMENT
                       Index(3) G-I  AMgr(4) G-II Bal Int'l SocRes Eql SmCap
                       -------- ---  ------- ---- --- ----- ------ --- -----

1 Year
3 Years
5 Years
10 Years



Example #2: Assuming annuitization of the Contract at the end of the period shown.

A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.


                                 TO BE PROVIDED BY AMENDMENT
                       Index(3) G-I  AMgr(4) G-II Bal Int'l SocRes Eql SmCap
                       -------- ---  ------- ---- --- ----- ------ --- -----

1 Year
3 Years
5 Years
10 Years


Example #3: Assuming persistency of the Contracts through the periods shown.

A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.


                                 TO BE PROVIDED BY AMENDMENT
                       Index(3) G-I  AMgr(4) G-II Bal Int'l SocRes Eql SmCap
                       -------- ---  ------- ---- --- ----- ------ --- -----

1 Year
3 Years
5 Years
10 Years



     For purposes of these Examples, the effect of the Annual Administration Charge has been computed based on both the (i) aggregate amount of Annual Administration Charges collected during the most recent fiscal year and (ii) the total average net assets attributable to the Contracts during that year.

_____

(1) Premium taxes are not shown. UNUM/America deducts the amount of premium taxes, if any, when paid. Loans taken by a Participant with respect to the Participant's Account balance in the Guaranteed Interest Division may be subject to a charge for establishing the loan.

(2) The Employer has the option of paying the Annual Administration charge on behalf of the Participants under a Contract. In such a situation, the projected expenses would be lower than those indicated in the examples. This charge is not imposed during the Annuity Period. In certain situations the Annual Administrative Charge may be reduced or eliminated. See "Deductions & Charges_Annual Administrative Charge".

(3) Total Fund Operating Expenses, excluding brokerage commissions and transaction fees, are guaranteed not to exceed .40% of the Dreyfus Stock Index Fund, Inc.'s average daily net assets. To the extent these Fund expenses exceed
 .40% of the Fund's average daily net assets, The Dreyfus Corporation, the Fund's administrator, will bear such excess expense. For the fiscal year ending
December 31, 1995, the excess expense was .03%.

(4) A portion of the brokerage commissions the fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been:
Asset Manager-0.81%.


(5) The Contracts are designed for retirement planning. Withdrawals prior to retirement or the Annuity Commencement Date are not consistent with the long-term purposes of the Contracts and the applicable tax laws.

(6) Until complete order instructions are received, initial Contributions may be allocated temporarily to Fidelity's Variable Insurance Products Fund: Money Market Portfolio ("VIPF Money Market Portfolio"). Management fees for this fund are 0.24%. Other expenses are 0.09%. Total Fund Expenses are 0.33%. The Mortality and Expense Risk Charge is not assessed.


     The fee table and examples reflect estimated expenses and charges of both the Sub-Accounts and the applicable Fund. However, the examples should not be considered a representation of past or future expenses and charges of the Sub-Accounts or the Funds. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Deductions and Charges" in this prospectus and the discussion of Fund Management in the prospectus for each of the Funds for further information.

                          PERFORMANCE INFORMATION

    From time-to-time the Variable Investment Division may advertise or use in sales literature information concerning the investment performance of the various Sub-Accounts. No performance presentation should be considered as representative of future investment results. Actual performance is a function not only of the investment management of the underlying Funds and market forces, but of the time and frequency of Contributions, the charges and fees imposed under the Contract, the fees and expenses of the Funds, and transfers made by a Participant, among other factors.

     The investment performance of the Sub-Accounts may be advertised in comparison with the performances of other variable annuities, other investment companies (such as mutual funds), and recognized indices (such as the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index, NASDAQ Index, Consumer Price Index), and data published by Lipper Analytical
Services, Inc., Morningstar, and Variable Annuity Research and Data Service or comparable services. Performance of the Sub-Accounts may also be compared with performance of other types of investments. Some advertisements may also include published editorial comments and performance rankings by independent organizations and publications that monitor the performance of separate accounts and mutual funds.

     The Sub-Accounts may advertise average annual total return performance information according to the SEC standardized formula. Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical $1,000 contribution allocated to a Sub-Account from the beginning to the end of each specified period of time. The SEC standardized formula gives effect to all applicable charges under the Contracts. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Sub-Account, (ii) no transfers or additional payments were made and (iii) the withdrawal of the investment occurs at the end of the period. Premium taxes are not included in the term "charges" for purposes of this calculation. The Sub-Accounts may also advertise this total return performance as described above on a cumulative basis.

     The Sub-Accounts may present total return information computed on a calendar year basis. The Sub-Accounts may also present total return information over specified periods of time (computed on an average annual or cumulative basis) either assuming that no CDSC will be deducted or assuming that no CDSC or administrative charge will be deducted. The Sub-Accounts may present hypothetical examples that apply the total return to a hypothetical initial investment. The Sub-Accounts may also present total return information based on different amounts of periodic investments. For additional performance information, please refer to the Statement of Additional Information.

                             PUBLISHED RATINGS

    From time to time, in advertisements or in reports to Contractholders, UNUM/America may reflect endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend UNUM/America or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.


     Also, from time to time, the rating of UNUM/America as an Insurance company by A.M. Best may be referred to in advertisements or in reports to Contractholders. Each year the A.M. Best Company reviews the financial status of thousands of Insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance Industry. Best's ratings range from A++ to F. An A++ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations. UNUM/America's A.M. Best rating is A++ (May 1995) which is defined as "Superior."

     In addition, the claims-paying ability of UNUM/America as measured by the Standard and Poor's Rating Group may be referred to in advertisements or in reports to Contractholders. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to CCC. UNUM/America's claims-paying rating is AA (February 1996) which is defined as "Excellent."


     From time to time UNUM/America may refer to Moody's Investors Service rating of UNUM/America. Moody's Investors Service financial strength ratings indicate an insurance company's ability to discharge policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries, and affiliates. Moody's Investors Service ratings range from Aaa to C. UNUM/America's financial strength rating is Aa2 (March 1995) which is defined as "Excellent."

                      CONDENSED FINANCIAL INFORMATION

    The financial data included below should be read in conjunction with the financial statements and the related data included in the Statement of Additional Information.

                         ACCUMULATION UNIT VALUES
       (For an accumulation unit outstanding throughout the period)


      SUB-ACCOUNT                           1989        1990        1991          1992         1993         1994         1995
      -----------                           ----        ----        ----          ----         ----         ----         ----
     Index Account
          December 12 Commencement         $9.9060
          Beginning of Period                          $9.9629     $9.4953      $12.1814      $12.8906     $13.9245     $13.8792
          End of Period                    $9.9629     $9.4953    $12.1814      $12.8906      $13.9245     $13.8792     $18.7565
     Growth I Account
          May 1 Commencement                                        $10.00
          Beginning of Period                                                   $12.1759      $13.1505     $15.5094     $15.3208
          End of Period                                           $12.1759      $13.1505      $15.5094     $15.3208     $20.4909
     Growth II Account
          May 1 Commencement                                        $10.00
          Beginning of Period                                                   $11.5975      $11.3049     $12.3212     $12.0313
          End of Period                                           $11.5975      $11.3049      $12.3212     $12.0313     $15.5840
     Asset Manager Account
          May 1 Commencement                                        $10.00
          Beginning of Period                                                   $10.7598      $11.8933     $14.2241     $13.1979
          End of Period                                           $10.7598      $11.8933      $14.2241     $13.1979     $15.2510
     Balanced Account
          May 1 Commencement                                        $10.00
          Beginning of Period                                                    $12.4515      $11.5582     $12.2957     $12.2225
          End of Period                                           $12.4515       $11.5582      $12.2957     $12.2225     $14.6286
     International Stock
          May 1 Commencement                                                                                  $10.00
          Beginning of Period                                                                                             $9.8622
          End of Period                                                                                      $9.8622     $10.8333
     Socially Responsible
          May 1 Commencement                                                                                  $10.00
          Beginning of Period                                                                                             $9.9692
          End of Period                                                                                      $9.9692     $12.7827
     Equity-Income
          May 1 Commencement                                                                                  $10.00
          Beginning of Period                                                                                            $10.4780
          End of Period                                                                                     $10.4780     $13.9856
     Small Cap
          May 1 Commencement                                                                                  $10.00
          Beginning of Period                                                                                            $10.3818
          End of Period                                                                                     $10.3818     $13.2713
     Pending Allocation Account
          October Commencement                                                                                $10.00
          Beginning of Period                                                                                            $10.1054
          End of Period                                                                                     $10.1054     $10.6938


                                      Number of Accumulation Units Outstanding at end of Period


                                              1989    1990        1991        1992         1993          1994           1995
                                              ----    ----        ----        ----         ----          ----           ----
  Index Account                                0      72,405     296,075      836,187     1,526,878      1,929,447     2,395,545
  Growth I Account                                                 5,166      317,275     1,340,146      3,071,862     4,459,417
  Growth II Account                                               53,904      566,562     1,242,216      1,733,360     2,191,475
  Asset Manager Account                                           36,645      462,405     2,232,731      4,369,937     4,882,920
  Balanced Account                                                13,453      282,439       673,424      1,041,814     1,294,883
  Socially Responsible Account                                                                              26,073       133,871
  Equity-Income Account                                                                                    320,659     1,529,172
  International Stock Account                                                                              354,936       803,485
  Small Cap Account                                                                                        400,376     1,461,575
  Pending Allocation Account                                                                                11,980        21,372


     Number of Fund Shares held by each of the corresponding Sub-Accounts as of December 31st of each year


                                                      1989    1990       1991       1992        1993         1994         1995
                                                      ----    ----       ----       ----        ----         ----         ----
  Dreyfus Stock Index Fund                             0      58,271    241,984    703,885    1,611,415    2,070,026    2,613,187
  Fidelity's Variable Insurance Products Fund: Growth  0           0      3,399    211,238      900,965    2,170,399    3,130,382
   Portfolio
  Twentieth Century's TCI Portfolios, Inc. TCI Growth  0           0     72,384    756,506    1,642,987    2,264,937    2,832,766
   Portfolio
  Fidelity's Variable Insurance Products Fund II:      0           0     31,429    412,427    2,060,497    4,183,403    4,717,794
   Asset Manager's Portfolio
  Twentieth Century's TCI Portfolios, Inc.             0           0     27,075    568,960    1,364,740    2,137,066    2,691,551
   TCI Balanced
  Calvert Responsibly Invested Balanced Portfolio      0           0          0          0            0      180,421    1,005,155
  Fidelity's Variable Insurance Products Fund:         0           0          0          0            0      218,939    1,110,190
   Equity-Income Portfolio
  T. Rowe Price International Stock Portfolio          0           0          0          0            0      343,942      773,288
  Dreyfus Variable Investment Fund: Small Cap          0           0          0          0            0      113,847      420,623
   Portfolio
  Fidelity's Variable Insurance Products Fund: Money   0           0          0          0            0      121,067      228,610
   Market Portfolio



                              FINANCIAL STATEMENTS

    The financial statements of the Variable Investment Division and of UNUM/America may be found in the Statement of Additional Information.


UNUM/AMERICA, THE PROPOSED SALE, THE VARIABLE INVESTMENT DIVISION AND THE FUNDS
                  UNUM LIFE INSURANCE COMPANY OF AMERICA

    UNUM/America is a life insurance company chartered under Maine law in 1966. On November 18, 1986, UNUM/America's name was changed from Unionmutual Stock Life Insurance Company of America to UNUM Life Insurance Company of America. On December 31, 1991, UNUM/America was merged with UNUM Life Insurance Company and UNUM Pension and Insurance Company, with the surviving company being UNUM Life Insurance Company of America. UNUM/America's principal executive offices are located at 2211 Congress Street, Portland, Maine 04122. UNUM/America's telephone number is (207) 770-2211. UNUM/America provides a broad line of disability, health and life insurance products, in addition to group retirement products. UNUM/America is currently licensed to issue variable contracts in 49 states and the District of Columbia. Administrative services necessary for the operation of the Variable Investment Division and the Contracts are currently provided by UNUM/America. See "Deductions and Charges_Annual Administration Charge."

     UNUM/America is a subsidiary of UNUM Holding Company and its wholly-owned parent company, UNUM Corporation. UNUM Corporation was organized under Delaware law on January 11, 1985. UNUM Corporation is a publicly-owned company whose stock is traded on the New York Stock Exchange. UNUM Corporation has consolidated assets of $14.8 billion as of December 31, 1995.

                           ACQUISITION AGREEMENT WITH
                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

          In January, 1996, UNUM Corporation announced that UNUM/America had entered into an Acquisition Agreement, which provides for the sale of UNUM/America's tax-sheltered annuity business to Lincoln Life, the assumption of UNUM/America's obligations under the Contracts (other than the New York Contracts) by Lincoln Life, and the assumption of UNUM/America's obligations under the New York Contracts by Lincoln-NY which will be established prior to the Closing Date. The consummation of the transactions under the Acquisition Agreement is subject to the receipt of certain regulatory approvals and other conditions. It is anticipated that it will take approximately six to nine months from the date of the Acquisition Agreement to obtain the necessary regulatory approvals and to otherwise satisfy the conditions to the consummation of the sale. There can be no assurance that such approvals will be obtained or that such conditions will be satisfied and, thus, there can be no assurance that the sale will occur.

     Lincoln Life is a subsidiary of LNC, which is a publicly-owned company whose stock is traded on the New York Stock Exchange. LNC had consolidated assets of $63.7 billion as of December 31, 1995.

     Until the Closing Date UNUM/America will continue to offer the Contracts described in this prospectus. Until the Closing Date, UNUM/America will also continue to administer all current Contracts, enroll new Participants, and accept new Contributions from current Participants - all in accordance with the applicable Contract and this prospectus.

     The Acquisition Agreement provides that beginning on the Closing Date, Lincoln Life will administer the Contracts on behalf of UNUM/America pursuant to an administrative services agreement.

     In addition, after the Closing Date, UNUM/America and Lincoln Life intend to notify Contractholders and/or Participants regarding the assumption of their Contracts (other than New York Contracts) by Lincoln Life or, in the case of the New York Contracts, by Lincoln-NY. This notification process is subject to state regulatory requirements and may vary from state to state, but UNUM/America and Lincoln Life intend, unless otherwise required, to first notify each Contractholder regarding the assumption. In some states the Contractholder will be deemed to have consented to the assumption if it does not opt out within a certain time period. In other states affirmative consent will be sought. If the Contractholder opts out of the assumption (or refuses to consent where affirmative consent is required), UNUM/America will remain as the insurer of the Contract and Participants under that Contract will not be given the opportunity to have their certificates assumed by Lincoln Life. Whether or not a Contract is assumed by Lincoln Life, it will be administered by Lincoln Life. If the Contractholder consents to the assumption or is deemed to have consented to the assumption, as applicable, UNUM/America and Lincoln Life intend to notify each Participant under the Contract regarding the assumption and provide each Participant an opportunity to opt out. (If required, affirmative Participant consent will be sought.) If, under a Contract some Participants opt out and some do not, the Contract will be bifurcated - one Contract will have UNUM/America as the insurer and the other will have Lincoln Life as the insurer (or, for the New York Contracts, Lincoln-NY). Both Contracts, however, will be administered by Lincoln Life. As noted above, the notification process is subject to regulatory requirements which vary from state to state. Thus the notification procedures employed by UNUM/America and Lincoln Life may vary from those described above. In any event, Contractholders and/or Participants will receive all notifications and be given all consent and opt out rights required by law.



     Assuming that an assumption is approved under the above procedures, the effect of the assumption, is to substitute Lincoln Life for UNUM/America as the insurer. (For the New York Contracts, Lincoln-NY will be the insurer.) In addition, a Participant's Account balance in the Variable Investment Division will be transferred to a Lincoln Life or Lincoln-NY separate account as of the effective date of the assumption of the obligations to the Participant under the Contract by Lincoln Life or Lincoln-NY. UNUM/America and Lincoln Life intend that the Lincoln Life and Lincoln-NY separate accounts will invest in the same underlying Funds as the Sub-Accounts of UNUM/America's Variable Investment Division. Except for the substitution of Lincoln Life or Lincoln-NY for UNUM/America as the insurer under the Contracts and the transfer of Account balances to the Lincoln Life or Lincoln-NY separate account, the rights of Contractholders and Participants under the Contracts will not change solely as a result of the assumption. There will be no adverse tax consequences to Contractholders or Participants as a result of the transfer. See "Federal Income Tax Considerations."


     UNUM/America and Lincoln Life currently expect that UNUM/America will continue to offer the Contracts after the Closing Date in those states where Lincoln Life has not yet received all the approvals necessary to sell its own contract. While such Contracts would be issued by UNUM/America, Contractholders and/or Participants will be required to agree, at the time such Contracts are issued, to an automatic transfer of such Contracts, to Lincoln Life at such time as Lincoln Life receives the necessary approvals to sell its own contracts. UNUM/America anticipates that it will continue to sell Contracts on this basis for no more than eighteen months after the Closing Date.

     In the event that, after the Closing Date, UNUM/America offers contracts that will be automatically assumed by Lincoln Life, Contractholders and Participants will receive, at the time the Contract is offered or sold to them, a prospectus or other disclosures pertaining to Lincoln Life.

                          UNUM SALES CORPORATION

     UNUM Sales Corporation (UNUM/Sales), a subsidiary of UNUM Corporation, is the principal underwriter of the Contracts. As such, UNUM/Sales will be offering the Contracts and performing all duties and functions that are necessary and proper for the distribution of the Contracts. UNUM/Sales has also entered into acquisition agreements with independent broker-dealers for the sale of the Contracts. UNUM/Sales' principal business office is at 2211 Congress Street, Portland, Maine 04122.


     Lincoln Life, a registered broker-dealer, has agreed to serve as the principal underwriter of the Contracts as of the Closing Date. Accordingly, it is expected that, on and after the Closing Date, Lincoln Life will be offering the Contracts and performing all duties and functions that are necessary and proper for the distribution of the Contracts. It is anticipated that Lincoln Life will enter into sales agreements with independent broker-dealers for the sale of the Contracts. Lincoln Life's principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.


                     THE VARIABLE INVESTMENT DIVISION

    On December 31, 1991, pursuant to the merger of UNUM Life Insurance Company and UNUM Pension and Insurance Company into UNUM/America, the Variable Investment Division was transferred intact to UNUM/America. Prior to that, on July 8, 1988, the Board of Directors of UNUM Life Insurance Company authorized the establishment of the Variable Investment Division called the TSAVA Separate Account in accordance with the Maine Insurance Code. On February 7, 1991, the Board of Directors of UNUM Life Insurance Company expanded the scope of the Variable Investment Division and changed its name to the VA-I Separate Account. Under Maine law, the funds in the Variable Investment Division are owned by UNUM/America and UNUM/America is not, nor can UNUM/America be, a trustee with respect to those funds. The Variable Investment Division is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management or investment practices or policies of either the Variable Investment Division or UNUM/America by the SEC.

     The Variable Investment Division currently consists of nine Sub-Accounts. The Sub-Accounts invest in shares of the Funds. Therefore, the investment experience of the Sub-Accounts depends on the performance of the Funds.

     The income, gains and losses, realized or unrealized, from assets allocated to the Variable Investment Division are credited to or charged against the Variable Investment Division, without regard to other income, gains or losses in UNUM/America's general account or any other separate account. The Contract provides that the assets of the Variable Investment Division may not be charged with liabilities arising out of any other business of UNUM/America. UNUM/America may accumulate in the Variable Investment Division proceeds from charges under the Contract and other amounts in excess of the Variable Investment Division assets representing Contract reserves and liabilities. UNUM/America is the issuer of the Contracts and the obligations set forth therein, other than those of the Contractholder or the Participant, are UNUM/America's. As noted previously, however, UNUM/America has entered into an agreement providing for the assumption of UNUM/America's obligations under the Contracts (other than the New York Contracts) by Lincoln Life or, in the case of the New York
Contracts, by Lincoln-NY. See "Acquisition Agreement With The Lincoln National Life Insurance Company."


                                 THE FUNDS

    The nine Sub-Accounts invest directly in nine corresponding Funds. Each of these Funds was formed as an investment vehicle for insurance company separate accounts.

     Information about each of the Funds, including their investment objectives and investment management, is contained below. Additional information about the Funds, their investment policies, risks, fees and expenses and all other aspects of their operations, can be found in the prospectuses for the Funds, which should be read carefully before investing. Additional copies of the Funds' prospectuses, as well as their Statements of Additional Information, can be obtained directly from each of the Funds without charge by writing to the particular Funds at the addresses noted on the front of the prospectus. Shares of the Funds are sold not only to the Sub-Accounts but also to variable annuity and variable life separate accounts of other insurance companies. For a disclosure of possible conflicts involved in the Sub-Accounts investing in Funds that are so offered, see the applicable Fund prospectus.


     On the effective date of a Participant's transfer to Lincoln Life, the Participant's Account balance in the Variable Investment Division will be transferred to a Lincoln Life separate account., For Participants under the New York Contracts, the Account balances will be transferred to a Lincoln-NY separate account. UNUM/America and Lincoln Life intend that the Lincoln Life separate account and the Lincoln-NY separate account will each have nine Sub-Accounts which will invest in the same nine Funds currently offered by UNUM/America's Variable Investment Division. Any deletion of Funds or substitution of different Funds would require regulatory approval.
Additional Funds may nevertheless be added or deleted in the future.


                        "DREYFUS STOCK INDEX FUND"

    Dreyfus Stock Index Fund is an open-end, non-diversified management investment company known as an index fund. Its goal is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. The Fund sells its shares to the Index Account at net asset value, without the imposition of a sales charge.


     The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, acts as the Fund manager and Mellon Equity Associates, an affiliate of Dreyfus located at 500 Grant Street, Pittsburgh, Pennsylvania 15258, is the Fund index manager.

            "CALVERT  RESPONSIBLY INVESTED BALANCED PORTFOLIO"

    The Calvert Responsibly Invested Balanced Portfolio is a series of Acacia Capital Corporation (the "Fund"), an open-end management investment company whose investment advisor is Calvert Asset Management Company, Inc. located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

     The Calvert Responsibly Invested Balanced Portfolio seeks total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds, and money market instruments which offer income and growth opportunity and which satisfy the social concern criteria established for the Portfolio. Shares of the Fund are offered only to insurance companies for allocation to certain of their variable accounts.


                    "DREYFUS VARIABLE INVESTMENT FUND"

    Dreyfus Variable Investment Fund is an open-end, diversified management investment company that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of various life insurance companies.

THE SMALL CAP PORTFOLIO: The Portfolio seeks to maximize capital appreciation. The Small Cap Portfolio seeks out companies that The Dreyfus Corporation believes have the potential for significant growth. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in companies with market capitalization of less than $750 million, at the time of purchase, both domestic and foreign where there is a belief that new or innovative products or services should enhance prospects for growth in future earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers or acquisitions.

     The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's investment adviser.

               FIDELITY'S "VARIABLE INSURANCE PRODUCTS FUND"

     The Variable Insurance Products Fund was designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies.

EQUITY-INCOME PORTFOLIO: The Portfolio seeks reasonable income by normally investing at least 65% of its total assets in income-producing common or preferred stock and the remainder in debt securities.

GROWTH PORTFOLIO: The Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

MONEY MARKET PORTFOLIO: The Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. For more information regarding the Portfolio, into which initial Contributions are invested pending UNUM/America's receipt of a complete order, please see the "Initial Contributions" section.

     Fidelity Management & Research Company ("FMR") is the manager of the Equity-Income Portfolio, the Growth Portfolio and the Money Market Portfolio and is located at 82 Devonshire Street, Boston, Massachusetts 02109.

             FIDELITY'S "VARIABLE INSURANCE PRODUCTS FUND II"

     Variable Insurance Products Fund II is designed to provide investment vehicles for variable annuity and variable life insurance contracts.

ASSET MANAGER PORTFOLIO: The Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     FMR is the manager of the Portfolio and is located at 82 Devonshire Street, Boston, Massachusetts 02109.

                TWENTIETH CENTURY'S "TCI PORTFOLIOS, INC."

     TCI Portfolios, Inc. is a fund which offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The Portfolios are managed by Investors Research Corporation which also manages the Twentieth Century family of mutual funds. Investors Research Corporation has its principal place of business at Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

     UNUM/America may perform certain administrative services that would otherwise be performed by Twentieth Century Services, Inc., and Investors Research may pay UNUM/America for such services.

TCI GROWTH: The Portfolio seeks capital growth by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the fund's management, have better than average potential for appreciation.

TCI BALANCED: The Portfolio seeks capital growth and current income. Its investment team intends to maintain approximately 60% of the portfolio's assets in common stocks that are considered by its manager to have better than average prospects for appreciation and the balance in bonds and other fixed income securities.

                "T. ROWE PRICE INTERNATIONAL SERIES, INC."

     T. Rowe Price International Series is a fund which offers its shares only to insurance companies to fund the benefits of variable annuity and variable life contracts. It is managed by Rowe Price-Fleming International, Inc., one of America's largest international no load mutual fund managers with approximately
 $20.0 billion under management as of December 31, 1995, from its offices in Baltimore, London, Tokyo and Hong Kong.

     The International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.


                            CONTRACT PROVISIONS
                                  GENERAL

     UNUM/America has designed these Contracts for Employers and other entities to enable Participants and Employers to accumulate funds for retirement programs meeting the requirements of the following Sections of the Internal Revenue Code of 1986, as amended (the "Code"): 401(a), 403(b), 408, 457 and other related Sections as well as for programs offering non-qualified annuities. An Employer, Association or trustee in some circumstances, may enter into a Contract with UNUM/America by filling out an application and returning it to UNUM/America. Upon UNUM/America's acceptance of the application, Contractholders or an affiliated Employer can forward Contributions on behalf of employees who then become Participants under the Contracts. For Plans that have allocated rights to the Participant, UNUM/America will issue to each Participant a separate Active Life Certificate that describes the basic provisions of the Contract to each Participant.

                     CONTRIBUTIONS UNDER THE CONTRACT

     Generally, under the Contracts, Contributions are forwarded by the Contractholders to UNUM/America for investment. Depending on the Plan, the Contributions may consist of salary reduction Contributions, Employer Contributions or post-tax Contributions. Lincoln Life will administer the Contracts after the Closing Date. Contractholders will be notified of any change in procedures.


     Contributions may accumulate on either a guaranteed or variable basis depending upon the Divisions available under the Contract and/or the Division in which the Contributions are deposited. Contributions to the Guaranteed Interest Division become part of UNUM/America's General Account and are guaranteed a minimum rate of interest.

UNUM/America will also declare in advance a guaranteed interest rate which will be effective for all amounts in the Participant's Account balance in the Guaranteed Interest Division during the designated year. This rate will never be less than the minimum rate of interest. UNUM/America may also declare in advance separate interest rate guarantees which are in excess of the guaranteed interest rate for some or all of the Participant's Account balance in the Guaranteed Interest Division for specific period(s) during the designated year. UNUM/America assumes the risk of investment gain or loss on contributions to the Guaranteed Interest Division. Contributions to the Variable Investment Division are credited with a rate of return dependent upon the investment experience of the Sub-Accounts in which the Contributions are invested.

     Contributions by Participants may be in any amount unless there is a minimum amount set by the Contractholder or Plan. A Contract may require the Contractholder to contribute a minimum annual amount on behalf of all Participants. Annual Contributions under Qualified Plans may be subject to maximum limits imposed by the Code. Annual Contributions under non-qualified plans may be limited by the terms of the Contract. In the Statement of Additional Information see "Tax Law Considerations" for a discussion of these limits. Subject to any restrictions imposed by the Plan or the Code, transfers from other contracts and qualified rollover Contributions will be accepted.

     Section 830.205 of the Texas Education Code provides that Employer or state Contributions (other than salary reduction Contributions) on behalf of Participants in the Texas Optional Retirement Program ("ORP") vest after one year of participation in the program. UNUM/America will return Employer Contributions to the Contractholder for those employees who terminate employment in all Texas institutions of higher education before becoming vested. During this first participation year in the ORP, ORP Participants may only direct Employer and state Contributions to the Guaranteed Interest Division.

     Contributions must be in United States funds unless UNUM/America agrees in writing to accept other currencies. Any non-US funds will be converted to U.S. funds. All withdrawals and distributions under this Contract will be in U.S. funds. If a bank or other financial institution does not honor the check or other payment method constituting a Contribution, UNUM/America will treat the Contribution as invalid. All allocation and subsequent transfers resulting from the invalid Contributions shall be reversed and the party responsible for the invalid Contribution shall reimburse UNUM/America for any losses or expenses resulting from the invalid Contribution.

                           INITIAL CONTRIBUTIONS

     The initial Contribution for a Participant will be credited to the Participant's Account no later than two Business Days after it is received by UNUM/America if it is preceded or accompanied by a completed enrollment form containing all the information necessary for processing the Participant's Contribution. If UNUM/America does not receive a complete enrollment form, UNUM/America will notify the Contractholder or the Participant that UNUM/America does not have the necessary information to process the Contribution. If the necessary information is not provided to UNUM/America within five (5) Business Days after UNUM/America first receives the initial Contribution, UNUM/America will return the initial Contribution less any withdrawal(s) by the Participant or by the Contractholder, unless the Participant or the Contractholder specifically consents to UNUM/America retaining the Contribution until the enrollment form is made complete.

     Notwithstanding the above, when the Contract includes language regarding the "Pending Allocation Account", the following shall apply: Where state approval has been obtained, if UNUM/America receives Contributions which are not accompanied by a properly completed Enrollment Form, UNUM/America will notify the Contractholder of that fact and deposit the Contributions to the Pending Allocation Account, unless such Contributions are designated to another Account in accordance with the Plan. Within two business days of receipt of a properly completed Enrollment Form, the Participant's Account balance in the Pending Allocation Account will be transferred in accordance with the allocation percentages elected on the Enrollment Form. All future Contributions will also be allocated in accordance with these percentages until such time as the Participant may notify UNUM/America of a change. If a properly completed Enrollment Form is not received after three monthly notices have been sent, the Participant's Account balance in the Pending Allocation Account will be refunded to the Contractholder within 105 days of the date of the initial Contribution. The Pending Allocation Account invests in Fidelity's Variable Insurance Products
Fund: Money Market Portfolio and is not available as an investment option under the group annuity contract. Mortality & Expense Risk Charges and the Annual Administration Charge do not apply to this Account. These charges will be applicable upon receipt of a properly completed Enrollment Form and the Participant's contract Participation Date will be the date money was deposited in the Pending Allocation Account.

                        ALLOCATION OF CONTRIBUTIONS

     A Participant must designate in writing, subject to the Plan, the percent of their Contribution which will be allocated to each Division and to each Sub-Account available under their Contract. The Contributions allocation percentage to the Guaranteed Investment Division or any Sub-Account can be in any whole percent. Participants, whose Employer offers two or more UNUM/America contracts for the same type of Qualified or Non-qualified Plans, may allocate Contributions to a maximum of ten Sub-Accounts and Guaranteed Interest Division. Participants, subject to the terms of the Plan, may change the allocation of Contributions by notifying UNUM/America in writing or by telephone in accordance with procedures published by UNUM/America. Telephone requests for allocation changes follow the same verification of identity rules as for Transfers. (See "Telephone Transfers.") When UNUM/America receives a notice in writing, the form must be acceptable to UNUM/America. Upon receipt by UNUM/America, the change will be effective for all Contributions received concurrently with the allocation change form and for all future Contributions, unless a later date is requested. Changes in the allocation of future Contributions have no effect on amounts a Participant may have already contributed. Such amounts, however, may be transferred between Divisions and Sub-Accounts pursuant to the requirements described in "Transfers between Divisions and Sub-Accounts." Allocations of employer contributions may be restricted by the applicable plan.

                         SUBSEQUENT CONTRIBUTIONS

     The Contractholder will forward Contributions to UNUM/America specifying the amount being contributed on behalf of each Participant. The Contractholder must send Contributions and provide such allocation information in accordance with procedures established by UNUM/America. The Contributions shall be allocated among the Guaranteed Interest Division and the Variable Investment Division in accordance with the Contractholder's or the Participant's written instructions as described above in "Allocation of Contributions."

                        INVESTMENT OF CONTRIBUTIONS

     Contributions are invested as of the date of receipt at UNUM/America, provided that they are received on a Business Day and allocation information is provided in a form acceptable to UNUM/America in accordance with procedures established by UNUM/America. Contributions on behalf of a Participant which are allocated to the Variable Investment Division will be credited with Accumulation Units as of that date. A Participant's interest in the Variable Investment Division during the Accumulation Period is represented by the value of the Accumulation Units credited to the Participant's Account balance in the Variable Investment Division. The number of Accumulation Units credited to a Participant's Account in a Sub-Account is calculated by dividing the Contribution allocated to the Sub-Account by the dollar value of an Accumulation Unit next determined after receipt of the Contribution. The number of Accumulation Units purchased will not vary as a result of any subsequent fluctuations in the Accumulation Unit Value. The Accumulation Unit Value, of course, fluctuates with the investment performance of the underlying Fund and also reflects deductions and charges made against the Variable Investment Division.

                 DETERMINATION OF ACCUMULATION UNIT VALUE

     UNUM/America determines the Accumulation Unit Value of each Sub-Account on each Valuation Date. The Accumulation Unit Values for all Sub-Accounts other than the Index Account were initially set at ten dollars ($10). The Accumulation Unit Value was initially set at $9.9060 for the Index Account. Subsequent Accumulation Unit Values are determined by multiplying the Net Investment Factor for the current Valuation Period by the Accumulation Unit Value as of the end of the immediately preceding Valuation Period.

     UNUM/America uses a Net Investment Factor to measure the daily fluctuations in value of a Sub-Account. The Net Investment Factor for any Valuation Period is determined as follows:

     (a) The net asset value per share of the underlying Fund as of the end of a Valuation Period is added to the amount per share of any dividends or capital gain distributions paid by the Fund during that Valuation Period;

     (b) The amount in (a) above is then divided by the net asset value per share of the underlying Fund as of the end of the immediately preceding Valuation Period;

     (c) The result of (a) divided by (b) is then multiplied by one minus the annual mortality and expense risk charge to the n/365th power where n equals the number of calendar days since the immediately preceding Valuation Date.

     The above calculation will be adjusted by the amount per share of any taxes which are incurred by UNUM/America because of the existence of the Variable Investment Division.

     The Participant's Account balance is equal to the sum of the Participant's Account balances in both the Variable Investment Division and the Guaranteed Interest Division.

               TRANSFERS BETWEEN DIVISIONS AND SUB-ACCOUNTS

     During the Accumulation Period, transfers may be made of all or part of a Participant's Account balance in any Division or Sub-Account to another Sub-Account or Division subject to the limitations described below and in the applicable Plan. Transfers will not change the allocation of future Contributions to the Divisions and Sub-Accounts. UNUM/America does not require that any minimum amount be transferred. To effect a transfer, UNUM/America must receive a written transfer request in a form acceptable to UNUM/America.

     Transfers to or from the Variable Investment Division are made using the Accumulation Unit Value next computed following UNUM/America's receipt of the written transfer request.

          TELEPHONE TRANSFERS BETWEEN DIVISIONS AND SUB-ACCOUNTS

     UNUM/America may accept telephone transfers from Participants when this is allowed by the Contractholder. In order to prevent unauthorized or fraudulent transfers, UNUM/America will require a Participant to provide certain identifying information before UNUM/America will act upon their instructions. UNUM/America may also assign the Participant a Personal Identification Number
(PIN) to serve as identification. UNUM/America will not be liable for following telephone instructions it reasonably believes are genuine. Telephone transfer requests may be recorded and written confirmation of all transfer requests will be mailed to the Participant or Contractholder on the next Business Day. Telephone transfers will be processed on the Business Day that they are received when they are received at the UNUM/America Home Office before 4:00 P.M. ET. If the Participant or Contractholder determines that a transfer has been made in error, the Participant or Contractholder must notify UNUM/America within 30 days of the confirmation notice date. See "Contract Provisions, Transfers between Divisions and Sub-Accounts."

                                WITHDRAWALS

     During the Accumulation Period, withdrawals may be made from either or both Divisions of all or part of the Participant's Account balance in a Division or Sub-Account remaining after deductions for any applicable (1) CDSC; (2) Annual Administration Charge (imposed on Total Withdrawals), (3) premium taxes, and
(4) outstanding loan including loan security. Annuity Conversion Amounts are not considered withdrawals. See "Annuity Period, Annuities: General."


       All withdrawal requests must indicate the amount to be withdrawn and be submitted in a form acceptable to UNUM/America. If the request does not specify the Sub-

Accounts and/or the Divisions from which the withdrawal is to be made, the withdrawal will be made pro rata based on balances in the Sub-Accounts and the Guaranteed Investment Division. UNUM/America does not require that any minimum amount be withdrawn. Telephone withdrawal requests are not available.


     Withdrawals from the Variable Investment Division are made by reducing the Participant's number of Accumulation Units in the applicable Sub-Account. In determining the number of Accumulation Units to be reduced, UNUM/America uses the Accumulation Unit Value next computed after UNUM/America's receipt of the written withdrawal request.

     Payment of all Variable Investment Division withdrawal amounts will be made, within the time period allowed under current Federal law but in no case later than seven days, after receipt by UNUM/America of the withdrawal request in a form acceptable to UNUM/America. See "Market Emergencies."

                             TOTAL WITHDRAWALS

     A Total Withdrawal can only be made by a Participant who has no outstanding loans under the Contract. A Total Withdrawal of a Participant's Account will occur when (a) the Participant or Contractholder requests the liquidation of the Participant's entire Account balance, or (b) the amount requested plus any CDSC results in a remaining Participant's Account balance of less than or equal to the Annual Administration Charge, in which case the request is treated as if it were a request for liquidation of the Participant's entire account balance.

     Any Active Life Certificate must be surrendered to UNUM/America when a Total Withdrawal occurs. If a Contractholder resumes Contributions on behalf of a Participant after a Total Withdrawal, the Participant will receive a new Participation Date and Active Life Certificate.

     A Participant refund under the free-look provisions is not considered a Total Withdrawal.

                            PARTIAL WITHDRAWALS

     A Partial Withdrawal of a Participant's Account will occur when less than a Total Withdrawal is made from a Participant's Account.

                       SYSTEMATIC WITHDRAWAL OPTION

     Participants who are at least age 59 1/2, are separated from service from their employer or are disabled and certain spousal beneficiaries and alternate payees who are former spouses may be eligible for a Systematic Withdrawal Option ("SWO") under the Contract. Under the SWO a Participant may elect to withdraw either a monthly amount which is an approximation of the interest earned between each payment period based upon the interest rate in effect at the beginning of each respective payment period or a flat dollar amount withdrawn on a periodic basis. Payments are made only from the Guaranteed Interest Account. A Participant must have a vested pre-tax account balance of at least $10,000 in order to select the SWO. A Participant may transfer amounts from the Variable Investment Division to the Guaranteed Interest Division in order to support SWO payments. These transfers, however, are subject to the transfer restrictions described in this Prospectus and/or imposed by any applicable Plan. A one-time fee of up to $30 may be charged to set up the SWO. This charge is waived for total vested pre-tax account balances of $25,000 or more. More information about SWO, including applicable fees and charges, is available in the Contracts and Active Life Certificates as well as from UNUM/America.

                        MAXIMUM CONSERVATION OPTION

     Under certain Contracts participants who are at least age 70 1/2 may request that UNUM/America calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10), 408(a) or 457(d) of the Code. The Participant must complete forms as required by UNUM/America in order to elect this option. UNUM/America will base its calculation solely on the Participant's Account value with UNUM/America. Participants who select this option are responsible for determining the minimum distributions amount applicable to their non-UNUM/America contracts.

                          WITHDRAWAL RESTRICTIONS

     Withdrawals under Section 403(b) Contracts are subject to the limitations under Section 403(b)(11) of the Code and regulations thereof and in any applicable Plan document. That section provides that salary reduction Contributions deposited and earnings credited on any salary reduction Contributions after December 31, 1988 may only be withdrawn if the Participant has (1) died; (2) become disabled; (3) attained age 59 1/2; (4) separated from service; or (5) incurred a hardship. Amounts accumulated in one Section 403(b)(1) contract may be transferred to another Section 403(b)(1) contract or
Section 403(b)(7) custodial account without a penalty under the Code. If amounts accumulated in a Section 403(b)(7) custodial account are deposited in a Contract, such amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction Contributions under the Contracts. For more information on these provisions see "Federal Income Tax Considerations."

     Withdrawal requests for a Participant under Section 457(b) Plans and Plans subject to Title I of ERISA must be authorized by the Contractholder on behalf of a Participant. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of the Participant's Account balance which is available for distribution to the Participant. Withdrawal requests for Section 457(f) Plans must be requested by the Contractholder.

     As required by Section 830.105 of the Texas Education Code, withdrawal requests by Participants in the Texas Optional Retirement Program ("ORP") are only permitted in the event of (1) death; (2) retirement; (3) termination of employment in all Texas institutions of higher education; or (4) attainment of age 70 1/2. A Participant in an ORP Contract is required to obtain a certificate of termination from the Participant's Employer before a withdrawal request can be granted.

     For withdrawal requests (other than transfers to other investment vehicles), by Participants under Plans not subject to Title I of ERISA and non-457 Plans, the Participant must certify to UNUM/America that one of the events listed in the Code has occurred (and provide supporting information, if requested) and that UNUM/America may rely on such representation in granting such withdrawal request. See "Federal Income Tax Considerations." A Participant should consult their tax adviser as well as review the provisions of their Plan before requesting a withdrawal.

     In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

     Early withdrawals, as defined under Section 72(q) and 72(t) of the Code, may be subject to a ten percent excise tax.

                              DEATH BENEFITS

     The payment of death benefits will be governed by the provisions of the applicable Plan and the Code. In the event of the death of a Participant during the Accumulation Period, UNUM/America will pay the Beneficiary, if one is living, or the Plan the greater of the following amounts:

     (1)  The Net Contributions, or

     (2) The Participant's Account balance less any outstanding loan (including principal and due and accrued interest), as of the date of notification.

     If UNUM/America is not notified of the Participant's death within six months of such death, the Beneficiary will receive the Death Benefit amount described in paragraph (2).

     A Beneficiary may elect to have the Death Benefit (1) paid as a lump sum,
(2) converted to a Payout Annuity or (3) as a combination of a lump sum payment and a Payout Annuity.

     UNUM/America will calculate the Death Benefit as of the end of the Valuation Period during which it receives both satisfactory notification of the Participant's death and an election of a form of Death Benefit (as described below). Payment of a lump sum election will be made within the time period prescribed by Federal law but in no case later than seven days following such calculation. Payment of an annuity option will be paid in accordance with the provisions regarding annuities. See "Annuity Period." If no election is made within sixty days following UNUM/America's receipt of satisfactory notice of the Participant's death, the Death Benefit will be paid in the form of a lump sum payment and will be calculated as of the end of the Valuation Period during which that sixtieth day occurs (and payment will be made within the time period prescribed by Federal law but in no case later than seven days after such calculation date).

     Satisfactory proof of death may consist of: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death; or any other proof satisfactory to UNUM/America.

     Notwithstanding the above, if the Beneficiary is someone other than the spouse of the deceased Participant, the Code provides that the Beneficiary may not elect an annuity which would commence later than December 31st of the calendar year following the calendar year of the Participant's death. If a non-spousal Beneficiary elects to receive payment in a single lump sum, the Code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the Participant's death.

     If the Beneficiary is the surviving spouse of the deceased Participant, distributions are not required under the Code to begin earlier than December 31st of the calendar year in which the Participant would have attained age 70 1/2. If the surviving spouse dies before the date distributions commence, then, for purposes of determining the date distributions to the Beneficiary must commence, the date of death of the surviving spouse is substituted for the date of death of the Participant.

     If there is no living named Beneficiary on file with UNUM/America at the time of a Participant's death and unless the Plan directs otherwise, UNUM/America will pay the Death Benefit to the Participant's estate in the form of a lump sum payment, upon receipt of satisfactory proof of the Participant's death, but only if such proof of death is received by UNUM/America no later than the end of the fourth calendar year following the year of the Participant's death. In such case, valuation of the Death Benefit will occur as of the end of the Valuation Period during which due proof of death is received by UNUM/America, and the lump sum Death Benefit will be paid within the time period prescribed by Federal law but in no case later than seven days of that date.

                          DEDUCTIONS AND CHARGES
             CHARGES AGAINST THE VARIABLE INVESTMENT DIVISION

     Certain charges will be assessed as a percentage of the value of the net assets of the Variable Investment Division to compensate UNUM/America for risks assumed in connection with the Contracts.

                    MORTALITY AND EXPENSE RISK CHARGES

     UNUM/America deducts from the net assets of the Variable Investment Division a daily charge of 1.20% on an annual basis.

     This charge is assessed both during the Accumulation Period and the Annuity Period although, during the Annuity Period, UNUM/America will bear no mortality risk with respect to the Annuity Options that do not involve life contingencies. This amount is intended to compensate UNUM/America for certain Mortality and Expense Risks UNUM/America assumes in operating the Variable Investment Division and for providing services to the Participant. The 1.2% cumulative charge consists of .25% for the Expense Risk and .95% for the Mortality Risk. The relative proportion of these charges, consistent with industry practice, is estimated and, therefore, may change based on UNUM/America's experience in administering the Contracts. However, the total cumulative charge may not be altered.

     The Expense Risk is the risk that UNUM/America's actual expenses in issuing and administering the Contract will be more than UNUM/America estimated. The Mortality Risk borne by UNUM/America arises from the chance that UNUM/America's actuarial estimate of mortality rates during the Annuity Period, as guaranteed in the Contract, may prove erroneous and that an Annuitant may live longer than expected. This contractual guarantee assures that neither an Annuitant's own longevity nor an improvement in life expectancy generally will have any adverse effect under the Contracts. In addition, UNUM/America bears the Mortality Risk that it guarantees to pay a Death Benefit that may be higher than the Participant's Account balance upon the death of the Participant prior to the Annuity Period.

     UNUM/America may ultimately realize a profit from these charges to the extent they are not needed to meet the actual expenses incurred.

                       CHARGES AGAINST THE CONTRACTS

     The charges that UNUM/America assesses in connection with the Contracts are described below.

                       ANNUAL ADMINISTRATION CHARGE

     UNUM/America provides many administrative functions in connection with the Contracts, including receiving and allocating Contributions in accordance with the Contracts, making annuity payments when they become due, and preparing and filing all reports required to be filed by the Variable Investment Division. In addition, UNUM/America provides Participants with Account statements and accounting services that keep track of pre-tax monies, employee and Employer monies, vested Account balances and rollover or transferred monies.


     In consideration for these administrative services, UNUM/America currently deducts $25 (or the balance of the Participant's Account if less) per year from each Participant's Account balance on the last Business Day of the month in which a Participation Anniversary occurs. This charge is deducted only during the Accumulation Period. This Annual Administration Charge is also withdrawn from a Participant's Account balance if and when a Participant's Account is totally withdrawn on any date other than the last Business Day of the month in which the Participation Anniversary occurs. The Annual Administrative Charge is a reasonable estimate of the costs, without profit, of administering the Contracts. The charge may be increased or decreased (subject to any appropriate regulatory approvals).


     The Annual Administration Charge may be reduced or waived for those Participants who are participating under another UNUM/America contract which imposes an Annual Administration Charge or where UNUM/America's interest costs or expenses are reduced due to the terms of the Contract, economies of scale or administrative assistance provided by the Contractholder. In addition, the Employer has the option of paying the Annual Administration charge on behalf of the Participants under a Contract.


      Under certain Contracts, the Contractholder may also choose to have the Annual Administration Charge paid only by those Participants in the Variable Investment Division. Contracts offering this provision will typically have a declared interest rate in the Guaranteed Interest Division which is lower than under contracts not offering this provision. For contracts offering this provision, the Annual Administration Charge will be withdrawn as described in this section.

     Beginning on the Closing Date, Lincoln Life will administer the Contracts on behalf of UNUM/America pursuant to an administrative services agreement. See "Acquisition Agreement with The Lincoln National Life Insurance Company."

                               PREMIUM TAXES

     Certain states require that a premium tax be paid on contributions to a variable annuity contract. Others assess a premium tax at the time of annuitization. UNUM/America will deduct any applicable premium tax from the Participant's Account balance at the time required by state law.

                     CONTINGENT DEFERRED SALES CHARGE

     UNUM/America does not impose a sales charge at the time a Contribution is made to a Participant's Account under the Contract. During the Accumulation Period, UNUM/America charges a CDSC in the amount of 6% on all Total or Partial Withdrawals of a Participant's Account balance unless UNUM/America receives, at the time of the withdrawal request, reasonable proof necessary to verify that:
(a) the Participant has attained age 59 1/2; (b) the Participant has died;
(c) the Participant has incurred a disability as defined under the Contract; or
(d) the Participant has terminated employment with the Employer and is at least 55 years of age.

     The CDSC reimburses UNUM/America for part or all of its expenses related to distributing the Contracts. If the revenues generated by the CDSC are not sufficient to cover UNUM/America's actual costs of distribution, such costs will be paid from UNUM/America's General Account assets, which may include any ultimate profit derived from the mortality and expense risk charge.


          Under certain Contracts, the Contractholders may choose to add "financial hardship" as another event under the Contract which is not subject to a CDSC. A Contractholder may also choose to eliminate the requirement that a participant must be at least 55 years of age when he terminates employment. Finally, a Contractholder can add a provision to their Contract entitling Participants to withdraw, once each calendar year, 20% of their Account balance without the imposition of a CDSC. These Contracts, which provide additional benefits to Participants, may have a declared guaranteed interest rate which is lower than other Contracts not providing these additional benefits.


     The CDSC on any withdrawal may be reduced or eliminated but only to the extent that UNUM/America anticipates that it will incur lower sales expenses or perform fewer sales services due to economies arising from (a) the size of the particular group, (b) an existing relationship with the Contractholder or Employer, (c) the utilization of mass enrollment procedures, or (d) the performance of sales functions by the Contractholder or an Employer which UNUM/America would otherwise be required to perform.

     The CDSC is imposed on the Gross Withdrawal Amount. A Participant may request to receive a specific Net Withdrawal Amount. If the Participant requests a specific Net Withdrawal Amount, the CDSC will be imposed on a Gross Withdrawal Amount, which after deducting the CDSC, gives the Participant the Net Withdrawal Amount requested. The following example illustrates the formula:

     Participant requests a Net Withdrawal Amount of $100 in their tenth Participation Year. UNUM/America will impose the 6% CDSC on a Gross Withdrawal Amount of $106.38 and the Participant will receive $100. This is the standard procedure for withdrawals.

     The CDSC will be deducted from the Divisions and Sub-Accounts in proportion to amounts withdrawn therefrom. Death Benefit payments and amounts converted to an annuity are not subject to a CDSC. In no event will the CDSC, when added to any CDSC previously imposed due to a Participant withdrawal, exceed 8.5% of the cumulative Contributions to a Participant's Account.

                               MISCELLANEOUS

     The Variable Investment Division purchases shares from the Funds at net asset value. The net asset value reflects investment management fees and other expenses that have already been deducted from the assets of the Funds. The Funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in each prospectus for the Funds.

                              ANNUITY PERIOD
                         PAYOUT ANNUITIES: GENERAL

     To the extent permitted by the Plan, the Participant, or the Beneficiary of a deceased Participant, may elect to convert all or part of the Participant's Account balance or the Death Benefit to a Payout Annuity. Payout Annuities are available as either a Guaranteed or Variable Annuity or a combination of both. Annuity payments from the Guaranteed Interest Division remain constant throughout the annuity period. Annuity payments from the Variable Investment Division fluctuate depending upon the investment experience of the applicable Sub-Accounts. Variable Annuity payments are based upon Annuity Unit Values. See "Annuity Payments" below and "Determination of Variable Annuity Payments" in the Statement of Additional Information for further information.

     The Annuity Commencement Date marks the date on which UNUM/America makes the first annuity payment to an Annuitant. For Plans subject to Section 401(a)(9)(B) of the Code, a Beneficiary must select an Annuity Commencement Date that is not later than one year after the date of the Participant's death. A Participant or Contractholder may select any Annuity Commencement Date for the Annuitant which is then reflected in the Retired Life Certificate. However, since an annuity payment is considered a distribution under the Code, selection of an Annuity Commencement Date may be affected by the distribution restrictions under the Code and the minimum distribution requirements under Section
401(a)(9) of the Code. See "Federal Income Tax Considerations." The selection of an Annuity Commencement Date, the annuity option, the amount of the Payout Annuity and whether the amount is to be paid as a Guaranteed or a Variable Annuity must be made by the Participant in writing, in a form satisfactory to UNUM/America, and received by UNUM/America at least 30 days in advance of the Annuity Commencement Date. After the Annuity Commencement Date an Annuitant may not change either their annuity option or the type (i.e., variable or guaranteed) of Payout Annuity for any amount applied toward the purchase of an annuity.

     The Annuity Conversion Amount is either the Participant's Account balance, or a portion thereof, or the Death Benefit plus interest, as of the Annuity Payment Calculation Date. The initial Annuity Payment Calculation Date will be the first day of the calendar month next following the Annuity Commencement Date for a Guaranteed Annuity and 10 Business Days prior to the first day of the calendar month next following the Annuity Commencement Date for a Variable Annuity. For Guaranteed Annuities, the Annuity Payment Calculation Date is the first day of a calendar month. For Variable Annuities, the Annuity Payment Calculation Date is the date 10 Business Days prior to the first day of a calendar month; the 10 Business Days being necessary to calculate the amount of the Payout Annuity payments and to mail the checks in advance of their first-of-month due dates.

     If the Participant's Account balance or the Beneficiary's Death Benefit is less than $2,000.00 or if the amount of the first scheduled payment is less than $20.00, UNUM/America may, at its option, cancel the annuity and pay the Participant or Beneficiary the entire amount in a lump sum.

                          PAYOUT ANNUITY PAYMENTS

     The amount of each annuity payment will depend upon the Annuity Conversion Amount applied to an annuity option, the form of the annuity option selected and the age of the Participant at the Annuity Commencement Date. Unless otherwise notified, UNUM/America will apply the Participant's Account balance in the Guaranteed Interest Division toward a Guaranteed Annuity and the Participant's Account balance in the Variable Investment Division toward a Variable Annuity.

     The payment amount for a Guaranteed Annuity is determined by dividing the Participant's Annuity Conversion Amount in the Guaranteed Interest Division as of the initial Annuity Payment Calculation Date by the applicable Annuity Conversion Factor as defined in the Contract.

     The initial payment amount for a Variable Annuity is determined by dividing the Participant's Annuity Conversion Amount(s) in the applicable Sub-Account(s) as of the initial Annuity Payment Calculation Date by the applicable Annuity Conversion Factor as defined in the Contract. The amounts of subsequent payments vary depending on the investment experience of the Sub-Account(s) and the interest rate option selected by the Contractholder or Annuitant. The payment amounts will not be affected by UNUM/America's mortality or expense experience and will not be reduced by an Annual Administration Charge. For additional information on the determination of subsequent payment amounts, refer to the Statement of Additional Information, "Determination of Variable Annuity Payments."

                          PAYOUT ANNUITY OPTIONS

     UNUM/America offers a range of annuity options including, but not limited to, the following:

                               LIFE ANNUITY

     Payments are made monthly during the lifetime of the Annuitant, and the annuity terminates with the last payment preceding death.

       LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10, 15 OR 20 YEARS

     Payments are made monthly during the lifetime of the Annuitant with a monthly payment guaranteed to the Beneficiary for the remainder of the selected number of years, if the Annuitant dies before the end of the period selected. Payments under this annuity option are smaller than a Life Annuity without a guaranteed payment period.

                       JOINT AND SURVIVOR ANNUITIES

     Payments are made monthly during the joint lifetime of the Annuitant and a designated second person.

                PAYMENTS GUARANTEED FOR 10, 15 OR 20 YEARS

     Annuity payments are guaranteed monthly for the selected number of years. While there is no right to make any total or partial withdrawals during the Annuity Period, an Annuitant who has selected this annuity option as a Variable Annuity or a surviving Beneficiary may request at any time during the payment period that the present value of any remaining installments be paid in one lump sum. Such lump sum payment will be treated as a Total Withdrawal during the Accumulation Period and may be subject to a CDSC. See, "Deductions and Charges" and "Federal Income Tax Considerations."

     Under Qualified Plans, any annuity selected must be payable over a period that does not extend beyond the life expectancy of the Participant and the Participant's designated Beneficiary. If the Beneficiary is someone other than the Participant's spouse, the present value of payments to be made to the Participant must be more than 50% of the present value of the total payments to be made to the Participant and the Beneficiary.

     In the event that an Annuitant dies before the end of a designated Annuity period, the Beneficiary, if any, or the Annuitant's estate will receive any remaining payments due under the annuity option in effect.

                     FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion assumes that the contracts will qualify as annuity contracts for Federal income tax purposes. The description of the Federal income tax status of amounts received under the Contracts is not exhaustive and is not intended to cover all situations. Contractholders and Participants should seek advice from their tax advisers on a regular basis as to the application of Federal (and, where applicable, state and local) tax laws to amounts received by them or their Beneficiaries under the Contracts. All dollar amounts and percentages stated below are subject to change according to Federal law. With respect to the transfer of Contracts from UNUM/America to Lincoln Life or Lincoln-NY, there will be no adverse tax consequences to Contractholders or participants as a result of the transfer. For additional Federal Income Tax Considerations, please refer to the Statement of Additional Information.


                            NON-QUALIFIED PLANS

     Under a non-qualified Plan, an individual may make Contributions to the Contract which are neither tax-deductible or tax deferred. The earnings on the Contributions accumulate on a tax-deferred basis until withdrawn. Non-qualified Plans investing in annuity contracts are subject to the Federal taxation rules of Section 72 of the Code.

     The Code does not limit the Participant's contributions to a Section 72 plan. There are no Code restrictions on withdrawals or minimum age when the Participant must begin withdrawals.

                           SECTION 401(a) PLANS

     Section 401(a) of the Code provides special tax treatment for pension, profit sharing and stock bonus Plans established by employers for their employees. Contributions to a Section 401(a) Plan and any earnings attributable to such Contributions are currently excluded from the Participant's income.
Section 401(a) Plans are subject to, among other things, limitations on: maximum contributions, minimum coverage and participation, minimum funding, minimum vesting requirements and distribution requirements. The specific limitations are outlined in the plan document adopted by the employer.

     A Participant who makes a withdrawal from a Section 401(a) program must include that amount in current income. In addition, Section 401(k)(2) of the Code requires that salary reduction Contributions made and/or earnings credited on any salary reduction Contributions may not be withdrawn from the Participant's Section 401(k) program prior to the Participant having
(1) attained age 59 1/2, (2) separated from service, (3) become disabled,
(4) died or (5) incurred a hardship. Hardship withdrawals may not include any income credited after December 31, 1988 that is attributable to any salary reduction Contributions. In addition, Section 402 of the Code permits tax-free rollovers from Section 401(a) programs to individual retirement annuities or certain other Section 401(a) programs under certain circumstances.

                           SECTION 403(b) PLANS

     A Participant who is an employee of a hospital or other tax-exempt organization described in Section 501(c)(3) or 501(e) of the Code may exclude from current earnings amounts contributed to a Section 403(b) program. Under the terms of a Section 403(b) program, an Employer may make Contributions directly to the program on behalf of the Participant, the Participant may enter into a salary reduction agreement with the Participant's Employer authorizing the Employer to contribute a percentage of the Participant's salary to the program and/or the Participant may authorize the Employer to make after tax Contributions to the program. Currently, the Code permits employees to defer up to $9,500 of their income through salary agreements. All Contributions made to the Section 403(b) program are subject to the limitations described in Code Sections 402(g) regarding elective deferral amounts, 403(b)(2) regarding the maximum exclusion allowance, and 415(a)(2) and 415(c) regarding the limitations on annual additions.

     A Participant who makes a withdrawal from their Section 403(b) program must include that amount in current income. In addition, Section 403(b)(11) of the Code requires that salary reduction Contributions made and/or earnings credited on any salary reduction Contributions after December 31, 1988 may not be withdrawn from the Participant's Section 403(b) program prior to the Participant having (1) attained age 59 1/2, (2) separated from service,
(3) become disabled, (4) died or (5) incurred a hardship. Hardship withdrawals may not include any income credited after December 31, 1988 that is attributable to any salary reduction Contributions. The Internal Revenue Service has ruled (Revenue Ruling 90-24) that amounts may be transferred between Section
403(b) investment vehicles as long as the transferred funds retain withdrawal restrictions at least as restrictive as that of the transferring investment vehicle. Such transferred amounts are considered withdrawals under the Contract and will be subject to a CDSC, if applicable. See "Deductions and Charges-Contingent Deferred Sales Charges." In addition, Section 403(b)(8) of the Code permits tax-free rollovers from Section 403(b) programs to individual retirement annuities or other Section 403(b) programs under certain circumstances. Qualified distributions eligible for rollover treatment may be subject to a 20% federal tax withholding depending on whether or not the distribution is paid directly to an eligible retirement plan.

                         SECTION 408 PLANS (IRAs)

     Under current law, individuals may contribute and deduct the lesser of $2,000 or 100% of their compensation to an IRA. In the case of a spousal IRA, the maximum deduction is the lesser of $2,250 or 100% of compensation. The deduction for Contributions is phased out for individuals who are considered active participants under qualified Plans and whose Adjusted Gross Income attains a certain level. For a single person the $2,000 deduction is available when the taxpayers Adjusted Gross Income is $25,000 or less. For each $50 that the taxpayer's Adjusted Gross Income rises above $25,000, the taxpayer's deductible IRA is reduced by $10. When the single taxpayer's Adjusted Gross Income is $35,000 or greater, a tax deduction for an IRA is no longer available. For a married couple filing jointly, the threshold level is $40,000 rather than $25,000. For a married person filing separately, the threshold is $0.

     In addition, certain amounts distributed from Section 401(a) and 403(b) Plans may be rolled over to an IRA on a tax-free basis if done in a timely manner (within 60 days of the Participant's receipt of the distribution). The limitations on contributions discussed above do not apply to amounts rolled over to an IRA.

     All Participants in an IRA receive an IRA Disclosure. This document explains the tax rules that apply to IRAs in greater detail.

                        ELIGIBLE SECTION 457 PLANS

     Eligible Section 457 Plans may be established by state and local governments as well as private tax-exempt organizations (other than churches). Participants may contribute on a before tax basis to a deferred compensation Plan of their employer in accordance with the employer's Plan and Section 457 of the Code. Section 457 places limitations on the amount of Contributions to these Plans. Generally, the limitation is one-third of includable compensation or $7,500 whichever is less. In the Participant's final year of employment the $7,500 limit is increased to $15,000.

     Participants in an Eligible 457 Plan may not receive a withdrawal or other distribution from their Plan except in the event of separation of service from the employer, attainment of age 70 1/2, or when faced with an unforeseen emergency. The Contractholder's Plan may further restrict the Participant's rights to a withdrawal.

     An employee electing to participate in an Eligible Section 457 Plan should understand that their rights and benefits are governed strictly by the terms of the Plan, that they are in fact a general creditor of the Employer under the terms of the Plan, that the Employer is legal owner of any contract issued with respect to the Plan and that the Employer retains all rights under the contract issued with respect to the Plan. Participants under Eligible Section 457 Plans should look to the terms of their Plan for any charges in regard to participation other than those disclosed in this Prospectus.

                           SECTION 457(f) PLANS

     Section 457(f) Plans may be established by state and local governments as well as private tax-exempt organizations. Employers and Participants may contribute on a before-tax basis to a deferred compensation Plan of their employer in accordance with the employer's Plan. Section 457(f) does not place limitations on the amount of Contributions to these Plans; however, the Internal Revenue Service may review these plans to determine if the deferral amount is acceptable to the IRS based on the nature of the 457(f) Plan.

     Participants in 457(f) Plans may not receive a withdrawal or other distribution from their 457(f) Plans until a distributable event occurs. The Plan will define such events.

     An employee electing to participate in a Section 457(f) Plan should understand that their rights and benefits are governed strictly by the terms of the Plan, that they are in fact a general creditor of the Employer under the terms of the Plan, that the Employer is legal owner of any contract issued with respect to the Plan and that the Employer retains all rights under the contract issued with respect to the Plan. Participants under Section 457(f) Plans should look to the terms of their Plan for any charges in regard to participating other than those disclosed in this Prospectus.

                      TAXATION OF ANNUITIES: GENERAL

     In Qualified Plans such as 401(a), 403(b), 408 and Eligible 457, the Participant is not taxed on the value in their accounts until they receive payments from the account. In some situations, default or forgiveness of a loan will result in taxable income. Distributions from all these Plans are taxed under the rules of Sections 72 and 402 of the Code.

              TAXATION PRIOR TO THE ANNUITY COMMENCEMENT DATE

     Section 72 of the Code provides that a total or partial withdrawal prior to the Annuity Commencement Date will be taxable to the extent the amount of the income in the Participant's Account exceeds the Participant's investment in the Participant's Account. In general, distributions from a Participant's Account under Sections 401(a), 403(b) and 408 Plans under which the Participant made after-tax contributions will be taxable according to a formula based on the ratio of the Participant's investment in the contract to the total value of the Participant's Account balance as of the date of the distribution. Under an Eligible 457 Plan the Participant is taxed on the value when it is made available to the Participant. In a 457(f) Plan the Participant is taxed when their right to a distribution is no longer subject to a substantial risk of forfeiture.

                  PENALTY TAX FOR PREMATURE DISTRIBUTIONS

     Sections 72(q) and 72(t) impose a 10% excise tax on certain premature distributions for non-qualified and Section 401(a), 403(b) and 408 Plans. The penalty tax will not apply to distributions made on account of the Participant having (i) attained age 59 1/2; (ii) become disabled; or (iii) died. The penalty tax will also not apply under 401(a) and 403(b) retirement plans where a Participant separates from service after age 55. In addition, the penalty does not apply if the distribution is received as a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or life expectancies) of the Participant and a designated Beneficiary. The 10% excise tax is an additional tax; it does not apply to any money that the Participant receives as a return of their cost basis. The 10% excise tax does not apply to Section 457 Plans.

                           MINIMUM DISTRIBUTIONS

     Participants in Plans subject to Code Sections 401(a), 403(b), 408 and Eligible 457 Plans are subject to Minimum Distribution Rules. For a Participant who attains age 70 1/2 after December 31, 1987, distributions must begin by April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2. For a Participant who attains age 70 1/2 before January 1, 1988, distributions must begin on the April 1 of the calendar year following the later of (1) the calendar year in which the Participant attains age 70 1/2 or (2) the calendar year in which the Participant retires.

                               VOTING RIGHTS

     UNUM/America is the legal owner of the shares of the Funds held by the Variable Investment Division. As such, UNUM/America is entitled to vote those Fund shares with respect to issues such as the election of a Fund's directors, ratification of a Fund's choice of independent auditors and other matters required by the 1940 Act to be voted on by shareholders.

     In those years in which the Funds hold a shareholder meeting, UNUM/America will solicit from Contractholders voting instructions with respect to Fund shares held by the Variable Investment Division. Each Contractholder will receive a number of votes in proportion to the Contractholder's investment in the corresponding Sub-Account as of the record date established by the Fund.

     During the Accumulation Period, a Participant has the right to instruct Contractholders as to the votes attributable to their Participant Account balance in the Sub-Accounts. Annuitants have similar rights with respect to the annuity amount attributable to the Sub-Accounts.

     UNUM/America will furnish Contractholders with sufficient Fund proxy material and voting instruction forms for all Participants who have voting rights under the Contract. UNUM/America will vote those Fund shares attributable to the Contract for which UNUM/America receives no voting instructions in the same proportion as UNUM/America will vote shares for which UNUM/America has received instructions. UNUM/America will vote shares attributable to amounts UNUM/America may have in the Variable Investment Division in the same proportion as votes that UNUM/America receives from Contractholders. If the federal securities laws or regulations or any interpretation of them changes so that UNUM/America is permitted to vote shares of the Fund in UNUM/America's own right or to restrict Participant voting, UNUM/America may do so.

     Fund shares may be held by separate accounts of insurance companies unaffiliated with UNUM/America. Fund shares held by those separate accounts will be voted, in most cases, according to the instruction of owners of insurance policies and contracts issued by those other unaffiliated insurance companies. This will dilute the effect of the voting instructions of the Contractholders in the Variable Investment Division. UNUM/America does not foresee any disadvantage to this. Pursuant to conditions imposed in connection with regulatory relief, the Fund's Board of Directors has an obligation to monitor events to identify conflicts that may arise and to determine what action, if any, should be taken. For further information, see the prospectuses for the Funds.

                         OTHER CONTRACT PROVISIONS
                      RIGHTS RESERVED BY UNUM/AMERICA

     UNUM/America reserves the right, subject to compliance with applicable law, including approval by the Contractholder or the Participants if required by law,
(1) to create additional Sub-Accounts in the Variable Investment Division,
(2) to combine or eliminate Sub-Accounts in the Variable Investment Division,
(3) to transfer assets from one Sub-Account in the Variable Investment Division to another, (4) to transfer assets to the General Account and other separate accounts, (5) to cause the deregistration and subsequent re-registration of the Variable Investment Division under the Investment Company Act of 1940, (6) to operate the Variable Investment Division under a committee and to discharge such committee at any time, and (7) to eliminate any voting rights which the Contractholder or the Participants may have with respect to the Variable Investment Division, (8) to amend the Contract to meet the requirements of the Investment Company Act of 1940 or other federal securities laws and regulations,
(9) to operate the Variable Investment Division in any form permitted by law,
(10) to substitute shares of another fund for the shares held by a Sub-Account, and (11) to make any change required by the Internal Revenue Code, ERISA or the Securities Act of 1933. Participants will be notified if any changes are made that result in a material change in the underlying investments of the Variable Investment Division.

                               ASSIGNABILITY

     The Contracts are not assignable without UNUM/America's prior written consent. In addition, a Participant, a Beneficiary or an Annuitant may not, unless permitted by law, assign or encumber any payment due under the Contract.

                            MARKET EMERGENCIES

     While UNUM/America may not suspend the right of redemption or delay payment from the Variable Investment Division for more than the time period allowed under Federal law but in no case longer than seven days, the following events may delay payment for more than seven days: (1) any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2) any period when trading in the markets normally utilized is restricted, or an emergency exists as determined by the Securities and Exchange Commission, so that disposal of investments or determination of the Accumulation Unit Value or Variable Annuity payment value is not reasonably practicable; or (3) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Participants.



                              CONTRACT DEACTIVATION

     Under certain Contracts, UNUM/America may deactivate a Contract by prohibiting new contributions and/or new Participants after the date of deactivation. UNUM/America will give the Contractholder and the Participants not less than 90 days notice of the date of deactivation.


                             FREE-LOOK PERIOD

     Participants under Sections 403(b), 408 and certain Non-qualified Plans will receive an Active Life Certificate upon UNUM/America's receipt of a duly completed participation enrollment form. If the Participant chooses not to participate under the Contract, the Participant may exercise the free-look right by sending a written notice to UNUM/America that the Participant does not wish to participate under the Contract, within 10 days after the date the Active Life Certificate is received by the Participant. For purposes of determining the date on which the Participant has sent written notice, the postmark date will be used.

     If a Participant exercises the free-look right in accordance with the foregoing procedure, UNUM/America will refund in full the Participant's aggregate Contributions less aggregate withdrawals made on behalf of the Participant or, if greater, with respect to Contributions to the Variable Investment Division, the Participant's Account balance in the Variable Investment Division on the date the Participant's written notice is received by UNUM/America.

                       GUARANTEED INTEREST DIVISION
                                  GENERAL

     Contributions to the Guaranteed Interest Division become part of UNUM/America's General Account. The General Account is subject to regulation and supervision by the Maine Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the Contracts are distributed. In reliance on certain exemptions, exclusions and rules, UNUM/America has not registered the interests in the General Account as a security under the Securities Act of 1933 and has not registered the General Account as an investment company under the 1940 Act.

     Accordingly, neither the General Account nor any interests therein are subject to regulation under the 1933 Act or the 1940 Act. UNUM/America has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the Contract involving the Variable Investment Division and contains only selected information regarding the Guaranteed Interest Division. Complete details regarding the Guaranteed Interest Division are in the Contract.

     Amounts contributed to the Guaranteed Interest Division are guaranteed a minimum interest rate of at least 3.0%. UNUM/America will also declare in advance a guaranteed interest rate which will be effective for all amounts in the Participant's Account balance in the Guaranteed Interest Division during the designated year. This rate will never be less than the minimum rate of interest. UNUM/America may also declare in advance separate interest rate guarantees which are in excess of the guaranteed interest rate for some or all of the Participant's Account balance in the Guaranteed Interest Division for specific period(s) during the designated year. A Participant who makes a Contribution to the Guaranteed Interest Division is credited with interest from the day of deposit in the Guaranteed Interest Division.

    PARTICIPANT'S ACCOUNT BALANCE IN THE GUARANTEED INTEREST  DIVISION

     The Participant's Account balance in the Guaranteed Interest Division on any Valuation Date will reflect the amount and frequency of any Contributions allocated to the Guaranteed Interest Division, plus any transfers from the Variable Investment Division and interest credited to the Guaranteed Interest Division, less any withdrawals, CDSC, Annual Administration Charges and loan-related charges allocated to the Guaranteed Interest Division and any transfers to the Variable Investment Division.

                 TRANSFERS, TOTAL AND PARTIAL WITHDRAWALS

     Amounts in the Guaranteed Interest Division are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Variable Investment Division with respect to Total or Partial Withdrawals. See "Deferral Periods."

                                   LOANS

     During a Participant's Accumulation Period, a Participant, whose Plan permits loans, may apply for a loan under the Contract by completing a loan application available from UNUM/America. Loans are secured by the Participant's Account balance in the Guaranteed Interest Division. The amounts and terms of a Participant loan may be subject to the restrictions imposed under Section 72(p) of the Code, Title I of ERISA, and any applicable Plans. With respect to Plans subject to Title I of ERISA, the initial amount of a Participant loan may not exceed the lesser of 50% of the Participant's vested Account balance in the Guaranteed Interest Division or $50,000 and must be at least $1,000.00. A Participant in a Plan that is not subject to ERISA may borrow up to $10,000 of their vested Account balance without regard to the 50% limitation stated above. A Participant may have only one loan outstanding at any time and may not establish more than one loan in any six month period. Amounts serving as collateral for the loan are not subject to the minimum interest rate under the Contract and will accrue interest at a rate which is below the loan interest rate as provided in the Contract. Under certain Contracts, a one-time fee of up to $50 may be charged to set up a loan. More information about loans, including interest rates and applicable fees and charges, is available in the Contracts, Active Life Certificates, and Annuity Loan Agreement as well as from UNUM/America.


                             DEFERRAL PERIODS

     If a payment is to be made from the Guaranteed Interest Division, UNUM/America may defer the payment for the period permitted by the law of the jurisdiction in which the Contract is distributed, but in no event, for more than 6 months after a written election is received by UNUM/America. During the period of deferral, interest at the then current interest rate will continue to be credited to a Participant's Account in the Guaranteed Interest Division.

                           TABLE OF CONTENTS FOR
                    STATEMENT OF ADDITIONAL INFORMATION


                                                                    Page
                                                                    ----
 DEFINITIONS                                                          2
 DETERMINATION OF ACCUMULATION UNIT VALUES                            2
 DETERMINATION OF VARIABLE ANNUITY PAYMENTS                           3
 PERFORMANCE CALCULATIONS                                             4
 TAX LAW CONSIDERATIONS                                               9
 DISTRIBUTION OF CONTRACTS                                           12
 CUSTODIAN                                                           12
 INDEPENDENT AUDITORS/ACCOUNTANTS                                    12
 FINANCIAL STATEMENTS                                                12
          Financial Statements of Variable Investment Division
          Financial Statements of UNUM/America

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1996
                             GROUP ANNUITY CONTRACTS
                   FUNDED THROUGH THE INVESTMENT DIVISIONS OF
                              VA-I SEPARATE ACCOUNT
                                       OF
                     UNUM LIFE INSURANCE COMPANY OF AMERICA
                               VARIABLE ANNUITY II
                                TABLE OF CONTENTS





                                                                          Page
                                                                          ----
Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2
Determination of Accumulation Unit Values . . . . . . . . . . . . .         2
Determination of Variable Annuity Payments  . . . . . . . . . . . .         3
Performance Calculations  . . . . . . . . . . . . . . . . . . . . .         4
Tax Law Considerations  . . . . . . . . . . . . . . . . . . . . . .         9
Distribution of Contracts . . . . . . . . . . . . . . . . . . . . .        12
Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12
Independent Auditors/Accountants  . . . . . . . . . . . . . . . . .        12
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . .        12
  Financial Statements of Variable Investment Division
  Financial Statements of UNUM/America


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the Group Annuity Contracts (the "Contracts"), dated May 1, 1996.

A copy of the prospectus to which this SAI relates is available at no charge by writing to UNUM/America at the UNUM Life Insurance Company of America, 2211 Congress Street, Portland, Maine 04122-0981 Attention: Retirement Security Division Compliance; or by calling UNUM/America at (207) 770-2211.

                                   DEFINITIONS

ANNUITANT: The person receiving annuity payments under the terms of this Contract.

ANNUITY COMMENCEMENT DATE: The date on which UNUM/America makes the first annuity payment to the Annuitant as required by the Retired Life Certificate. This date, as well as the date each subsequent annuity payment is made, will be the first day of a calendar month.

ANNUITY CONVERSION AMOUNT: The amount applied toward the purchase of an Annuity.

ANNUITY CONVERSION FACTOR: The factor applied to the Annuity Conversion Amount in determining the dollar amount of an annuitant's annuity payments for Guaranteed Annuities or the initial payment for Variable Annuities.

ANNUITY PAYMENT CALCULATION DATE: For Guaranteed Annuities, this is the first day of a calendar month. For Variable Annuities, this is the Valuation Date ten
(10) business days prior to the first day of a calendar month.

ANNUITY PERIOD: The period concurrent with or following the Accumulation Period, during which an Annuitant's annuity payments are made.

ANNUITY UNIT: An accounting unit of measure that is used in calculating the amounts of annuity payments to be made from a Sub-Account during the Annuity Period.

ANNUITY UNIT VALUE: The dollar value of an Annuity Unit in a Sub-Account on any Valuation Date.

CODE:  The Internal Revenue Code of 1986, as amended.

PAYOUT ANNUITY: A series of payments paid out under the terms of the Contract as either a Guaranteed Annuity or as a Variable Annuity.

PLAN: The retirement program offered by an Employer to its employees to accumulate funds for retirement.

VARIABLE ANNUITY: An annuity with payments that increase or decrease in accordance with the investment results of the selected Sub-Accounts.

     DETERMINATION OF ACCUMULATION UNIT VALUES

As described more fully in the prospectus, Contributions are allocated to the Divisions in accordance with directions from the Employer. A Participant who makes Contributions which are allocated to the Variable Investment Division is credited with Accumulation Units. The following examples illustrate the method by which UNUM/America determines the Net Investment Factor (NIF) for the current Valuation Period and the Accumulation Unit Value as of the end of the current Valuation Period.

Determination of NIF:

(a) Assumed Fund net asset value as of the close of the New York Stock Exchange on June 1 = 10.45

(b) Assumed Fund net asset value as of the close of the New York Stock Exchange on June 2 = 10.56 (no capital gains or dividend distributions or deductions for taxes)

(c) The NIF for the current Valuation Period = (b) divided by (a) times (1-annual M & E) to the 1/365th power

(d)  1.010526 x .999966 = 1.0104916

Determination of Accumulation Unit Value:

The Accumulation Unit Value as of the end of the current Valuation Period is determined by multiplying the NIF for the current Valuation Period by the Accumulation Unit Value as of the end of the immediately preceding Valuation Period.

(a) Assumed Accumulation Unit Value as of the end of the immediately preceding Valuation Period = 11.125674.

(b) Accumulation Unit Value as of the end of the current Valuation Period = 11.125674 x 1.0104916 (NIF) = 11.2424.

The number of Accumulation Units which are credited to the Participant's Account for each Sub-Account on each Valuation Date equals the amount of Contributions allocated to the Sub-Account on each Valuation Date divided by the Accumulation Unit Value rounded to four decimal places. For example,

(a) Participant's assumed Contribution allocated to a Sub-Account on June 2 = $150.

(b)  Number of Accumulation Units credited to Participant = $150 divided by
11.2424 = 13.3423.

     DETERMINATION OF VARIABLE ANNUITY PAYMENTS

As stated in the prospectus, the amount of each Variable Annuity payment will vary depending on the investment experience of the selected Sub-Accounts.

The initial payment amount of the Annuitant's Variable Annuity for each Sub-Account is determined by dividing his Annuity Conversion Amount in each Sub-Account as of the initial Annuity Payment Calculation Date by the Applicable Annuity Conversion Factor as defined as follows:

The Annuity Conversion Factors which are used to determine the initial payments are based on the [ 1983 Individual Annuity Mortality Table, set back four (4) years, and an interest rate in an integral percentage ranging from zero to six percent (0 to 6.00%) as selected by the Annuitant.

The amount of the Annuitant's subsequent Variable Annuity payment for each Sub-Account is determined by:

(a) Dividing the Annuitant's initial Variable Annuity payment amount by the Annuity Unit Value for that Sub-Account selected for his interest rate option as described above as of his initial annuity Payment Calculation Date; and

(b) Multiplying the resultant number of annuity units by the Annuity Unit Values for the Sub-Account selected for his interest rate option for his respective subsequent Annuity Payment Calculation Dates.

The Annuity Unit Value for all Sub-Accounts for all interest rate options will initially be set at ten dollars ($10). Each subsequent Annuity Unit Value for a Sub-Account for an interest rate option is determined by:

     Dividing the Accumulation Unit Value for the Sub-Account as of subsequent Annuity Payment Calculation Date (APCD) by the Accumulation Unit Value for the Sub-Account as of the immediately preceding APCD;

     Dividing the resultant factor by one (1.00) plus the interest rate option to the n/365 power where n is the number of days from the immediately preceding APCD to the subsequent APCD; and

     Multiplying this factor times the Annuity Unit Value as of the immediately preceding APCD.


Illustration of Calculation of Annuity Unit Value
      1. Annuity Unit Value as of immediately preceding Annuity Payment Calculation Date...................  $11.0000
      2. Accumulation Unit Value as of Annuity Payment Calculation Date....................................  $20.0000
      3. Accumulation Unit Value as of immediately preceding Annuity Payment Calculation Date..............  $19.0000
      4  Interest Rate.....................................................................................     6.00%
      5. Interest Rate Factor (30 days)....................................................................    1.0048
      6. Annuity Unit Value as of Annuity Payment Calculation Date  = 1 times 2 divided by 3 divided by 5......................................................................................  $11.5236

Illustration of Annuity Payments

      1. Annuity Conversion Amount as of Participant's initial Annuity Payment Calculation
         Date............................................................................................  $100,000.00
      2. Assumed Annuity Conversion Factor per $1 of Monthly Income for an individual age 65
         selecting a Life Annuity with Assumed Interest Rate of 6%.......................................      $138.63
      3. Participant's initial Annuity Payment = 1 divided by 2..........................................      $721.34
      4. Assumed Annuity Unit Value as of Participant's initial Annuity Payment Calculation
         Date............................................................................................     $11.5236
      5. Number of Annuity Units = 3 divided by 4........................................................      62.5968
      6. Assumed Annuity Unit Value as of Participant's second Annuity Payment Calculation
         Date............................................................................................     $11.9000
      7. Participant's second Annuity Payment = 5 times 6................................................      $744.90


     PERFORMANCE CALCULATIONS

Standard Total Return Calculation

The Variable Investment Division may advertise average annual total return information calculated according to a formula prescribed by the Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical Contribution allocated to a Sub-Account from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed Contribution of $1,000 allocated to a Sub-Account at the beginning of each period and surrender or withdrawal of the value of that amount at the end of each specified period, giving effect to any CDSC and all other charges and fees applicable under the Contract. This method of calculating performance further assumes that (i) a $1,000 Contribution was allocated to a Sub-Account and (ii) no transfers or additional payments were made. Premium taxes are not included in the terms "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical Contribution that would compare the Accumulation Unit value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

     T = (ERV/C) 1/n - 1

Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical Contribution of $1,000 made at the beginning of the applicable period, where C equals a hypothetical Contribution of $1,000, and where n equals the number of years.

Non-Standardized Calculation of Total Return Performance

In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Variable Investment Division may present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical Contribution will not include any CDSC. Consistent with the long-term investment and retirement objectives of the Contract, this total return presentation assumes investment in the Contract continues beyond the period when the CDSC applies. The Variable Investment Division may also present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical Contribution will not include either the CDSC or the Annual Administration Charge. The total return percentage under both of these non-standardized methods will be higher than that resulting from the standardized method.

The Sub-Accounts also may present total return information calculated by subtracting a Sub-Account's Accumulation Unit Value at the beginning of a period from the Accumulation Unit Value of that Sub-Account at the end of the period and dividing that difference (in that Sub-Account's Accumulation Unit Value) by the Accumulation Unit Value of that Sub-Account at the beginning of the period. This computation results in a total growth rate for the specified period which we annualize in order to obtain the average annual percentage change in the Accumulation Unit Value for the period used. This method of calculating performance does not take into account CDSC, the Contract annual Administration charge and premium taxes, and assumes no transfers. Such percentages would be lower if these charges were included in the calculation.

In addition, the Variable Investment Division may present actual aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Variable Investment Division for the specified period.

Performance Information

The tables below provide performance information for each Sub-Account for specified periods ending December 31, 1995. The performance information is based on historical performance of the underlying Funds adjusted for charges applicable to the Variable Annuity I Separate Account. This information does not indicate or represent future performance.

Total Return

Total returns quoted in sales literature or advertisements reflect all aspects of a Sub-Account's return. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Sub-Account over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline had been constant over the period. Contractholders and participants should recognize that average annual returns represent averaged returns rather than actual year-to-year performance.

VA-I Sub-Accounts have inception dates as follows: Index Account - 12/12/89; Balanced Account, Asset Manager Account, Growth I Account and Growth II Account - 5/1/91; and Equity-Income Account, Socially Responsible Account, International Stock Account, and Small Cap Account - 5/2/94. However, the respective underlying funds in which the Sub-Accounts invest had performance history prior to the Sub-Accounts' inception. Performance information covering those periods reflects a hypothetical return as if the funds were part of the VA-I Separate Account at that time, using the charges applicable to the Contracts.

                   THE TABLES BELOW WILL BE FILED BY AMENDMENT
                   -------------------------------------------

Table 1A below assumes a hypothetical investment of $1,000 at the beginning of the period via the Sub-Account investing in the applicable fund and withdrawal of the investment on 12/31/95. The rates thus reflect the mortality and expense risk charge, the withdrawal charge and a pro rata portion of the Annual Administrative Charge. Table 1B shows the cumulative total return on the same basis .

TABLE 1A -- STANDARD AVERAGE ANNUAL TOTAL RETURN

                                                                       LIFE
                                          1 YEAR    3 YEARS  5 YEARS   OF ACCT
                                INCEPTION ENDING    ENDING   ENDING    ENDING
                                DATE      12/31/95  12/31/95 12/31/95  12/31/95
Fund VIP II: Asset Manager
(Asset Manager)
Calvert  Responsibly Invested
Balanced Portfolio
(Socially Responsible)
TCI Balanced
(Balanced)
VIP Equity-Income
(Equity-Income)
Dreyfus Stock Index
(Index Account)
Fund VIP Growth
(Growth I)
TCI Growth
(Growth II)
T. Rowe Price International
Stock Portfolio
(International Stock)
Dreyfus Small Cap
(Small Cap)


TABLE 1B -- CUMULATIVE TOTAL RETURN
                                                                                                                        LIFE
                                                                     YEAR TO      1 YEAR      3 YEARS      5 YEARS      OF ACCT
                                            INCEPTION    QUARTER     DATE         ENDING      ENDING       ENDING       ENDING
                                            DATE         12/31/95    12/31/95     12/31/95    12/31/95     12/31/95     12/31/95
Fund VIP II: Asset Manager
(Asset Manager)
Calvert  Responsibly Invested Balanced
Portfolio
(Socially Responsible)
TCI Balanced
(Balanced)
VIP Equity-Income
(Equity-Income)
Dreyfus Stock Index
(Index)
Fund VIP Growth
(Growth I)
TCI Growth
(Growth II)
T. Rowe Price International Stock
Portfolio (International Stock)
Dreyfus Small Cap
(Small Cap)

Table 2A below shows annual average total return on the same assumptions as Table 1A except that the value in the Sub-Account is not withdrawn at the end of the period or is withdrawn to affect an annuity. Table 2B shows the cumulative
total return on the same basis.   The rates of return shown below reflect the
mortality and expense risk charge and a pro rata portion of the Annual Administrative Charge.


TABLE 2A -- AVERAGE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                       LIFE
                                          1 YEAR    3 YEARS  5 YEARS   OF ACCT
                                INCEPTION ENDING    ENDING   ENDING    ENDING
                                DATE      12/31/95  12/31/95 12/31/95  12/31/95
Fund VIP II: Asset Manager
(Asset Manager)
Calvert  Responsibly Invested
Balanced Portfolio
(Socially Responsible)
TCI Balanced
(Balanced)
VIP Equity-Income
(Equity-Income)
Dreyfus Stock Index
(Index Account)
Fund VIP Growth
(Growth I)
TCI Growth
(Growth II)
T. Rowe Price International
Stock Portfolio
(International Stock)
Dreyfus Small Cap
(Small Cap)

TABLE 2B -- CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                                                                        LIFE
                                                                     YEAR TO      1 YEAR      3 YEARS      5 YEARS      OF  ACCT
                                            INCEPTION    QUARTER     DATE         ENDING      ENDING       ENDING       ENDING
                                            DATE         12/31/95    12/31/95     12/31/95    12/31/95     12/31/95     12/31/95
Fund VIP II: Asset Manager
(Asset Manager)
Calvert  Responsibly Invested Balanced
Portfolio
(Socially Responsible)
TCI Balanced
(Balanced)
VIP Equity-Income
(Equity-Income)
Dreyfus Stock Index
(Index)
Fund VIP Growth
(Growth I)
TCI Growth
(Growth II)
T. Rowe Price International Stock
Portfolio (International Stock)
Dreyfus Small Cap
(Small Cap)

Table 3A and 3B show performance information on the same assumptions as Tables 2A and 2B except that Tables 3A and 3B do not reflect deductions of the pro rata portion of the Annual Administrative Charge because certain Contract and Participants are not assessed such a charge.


TABLE 3A -- AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL
          AND NO ANNUAL ADMINISTRATIVE CHARGE


                                                                                                                     LIFE
                                                                      1 YEAR         3 YEARS         5 YEARS         OF  ACCT
                                                      INCEPTION       ENDING         ENDING          ENDING          ENDING
                                                      DATE            12/31/95       12/31/95        12/31/95        12/31/95
Fund VIP II: Asset Manager
(Asset Manager)
Calvert  Responsibly Invested Balanced Portfolio
(Socially Responsible)
TCI Balanced
(Balanced)
VIP Equity-Income
(Equity-Income)
Dreyfus Stock Index
(Index Account)
Fund VIP Growth
(Growth I)
TCI Growth
(Growth II)
T. Rowe Price International Stock
Portfolio (International Stock)
Dreyfus Small Cap
(Small Cap)

TABLE 3B -- CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL
          AND NO ANNUAL ADMINISTRATIVE CHARGE

                                                                                                                         LIFE
                                                                      YEAR TO      1 YEAR      3 YEARS      5 YEARS      OF  ACCT
                                             INCEPTION    QUARTER     DATE         ENDING      ENDING       ENDING       ENDING
                                             DATE         12/31/95    12/31/95     12/31/95    12/31/95     12/31/95     12/31/95
Fund VIP II: Asset Manager
(Asset Manager)
Calvert  Responsibly Invested Balanced
Portfolio
(Socially Responsible)
TCI Balanced
(Balanced)
VIP Equity-Income
(Equity-Income)
Dreyfus Stock Index
(Index)
Fund VIP Growth
(Growth I)
TCI Growth
(Growth II)
T. Rowe Price International Stock
Portfolio (International Stock)
Dreyfus Small Cap
(Small Cap)

Table 4 below shows total return information on a calendar year basis using the same assumptions as Tables 3A and 3B. The rates of return shown reflect the mortality and expense risk charge. Similar to Tables 3A and 3B, Table 4 does not reflect deduction of the pro rata portion of the Annual Administrative Charge because certain Contracts and Participants are not assessed such a charge.

TABLE 4 -- CALENDAR YEAR ANNUAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL
ADMINISTRATIVE CHARGE*

                                     1987      1988       1989      1990       1991       1992       1993      1994       1995
Asset Manager                        na        na         na        5.45       21.11      10.53      19.60     -7.20
Socially Responsible                 5.51      10.42      19.53     2.94       15.02      6.33       6.72      -4.39
Balanced                             na        na         na        na         na         -7.17      6.38      -0.58
Equity-Income                        -2.30     21.25      15.95     -16.29     29.88      15.50      16.89     5.80
Index                                na        na         na        -4.69      28.29      5.82       8.02      -0.32
Growth I                             2.43      14.21      29.95     -12.78     43.78      8.00       17.94     -1.21
Growth II                            na        -3.41      27.17     -2.40      40.18      -2.52      8.99      -2.34
International Stock                  na        na         na        na         na         na         na        na
Small Cap                            na        na         na        na         156.65     69.25      66.31     6.47

*The above calendar-year returns assume a hypothetical investment of $1,000 on January 1 of the first full calendar year that the underlying fund was in existence. The returns assume that the money will be left on account until
retirement and thus no CDSC will be deducted.   Returns are provided for years
before the fund was an available investment option under the contract.   Returns
for those periods reflect a hypothetical return as if those funds were available under the contract, and reflect the deduction of the mortality and expense risk charge. The returns do not reflect deductions for the pro rata portion of the Annual Administrative Charge or the CDSC.


     TAX LAW CONSIDERATIONS

Retirement Programs:

Participants are urged to discuss the income taxes considerations of their retirement plan with their tax advisors. In many situations special rules may apply to the plans and/or to the participants.

Contributions to retirement programs subjects to Sections 401(a), 403(a), 403(b), 408 and 457(b) may be excludable from a Participant's reportable gross income if the Contributions do not exceed the limitations imposed under the e Code. Certain plans allow employees to make Elective Salary Deferral Contributions. Certain Plans allow Employers to make Contributions. The information below is a brief summary of some the important federal tax considerations that apply to retirement plans.. The Code requires that 401(a) Plans and certain 403(b) Plans be in writing and that the Employer communicate the provisions of the Plans to employees. When there is a written Plan, often the Contribution limits, withdrawal rights and other provisions of the Plan may be more restrictive than those allowed by the Code.

                    Elective Salary Deferral Contributions

For calendar year 1996 the maximum elective salary deferral contributions to a 401(k) Plan which is a type of 401(a) Plan is limited to $9,500; For a 403(b) plan the limit is $9,500 unless the employee is a qualified employees; For a Eligible 457 Plan the limit is $7,500. When an employee is covered by two or more of these Plans, the elective salary deferral contribution limits for all the Plans must be coordinated.

                    Total Salary Deferral & Employer Contributions

QUALIFIED RETIREMENT PLAN - 401(a) PLAN

The Code limits the Contributions to a defined contribution 401(a) plan to the lesser of $30,000 or 25% of compensation.

TAX SHELTERED ANNUITY PLAN -  403(b) PLAN

Total contributions which include both salary deferral contributions and employer contributions are also limited.

The combined limit is:

     (a) the amount determined by multiplying 20 percent of the employee's includable compensation by the number of years of service, over

     (b) the aggregate of the amount contributed by the employer for annuity contracts and excludable from the gross income of the employee for the prior taxable year.

Therefore, if the maximum exclusion allowance is less than $9500 a year, the employee's elective deferrals plus any other employer Contributions cannot exceed this lesser amount.

Section 415 of the Code imposes limitations with respect to annual contributions to all Section 403(b) programs, qualified plans and simplified employee pensions maintained by the Employer. A Participant's annual contributions to these programs and defined contribution plans cannot exceed the lesser of $30,000 or 25 percent of the employee's compensation. This amount is subject to the maximum exclusion allowance and the salary deferral amount limitations.

ELIGIBLE 457 PLAN - 457(b) PLAN

For a 457(b) plan the contribution is the lesser of $7,500 or 33% of the employee's compensation.

SECTION 457(f) PLANS

These are non-qualified deferred compensation arrangements between an Employer and its employees. There are no stated limits in the Code regarding this type of Plan.

INDIVIDUAL RETIREMENT ACCOUNT - IRA OR 408 PLAN

For IRA's the maximum deductible contribution is the lesser of $2,000 or 100% of taxable income. The $2,000 is increased to $2,250 when the IRA covers the taxpayer and a non-working spouse.

                         Transfers and Rollovers


Participants who receive distributions from their 401(a) or 403(b) contract may transfer the amount not representing employee contributions to an Individual Retirement Account or Annuity (IRA) or another Section 401(a) or 403(b) program without including that amount in gross income for the taxable year in which paid. Note 401(a) distributions may not be transferred to a 403(b) plan or vice versa. If the rollover amount is paid directly to the Participant, the amount distributed may be subject to a 20% federal tax withholding. If the amount is paid directly to an acceptable rollover account, UNUM/America is not required to withhold any amount. In order for the distribution to qualify for rollover, the distribution must be made on account of the employee's death, after the employee attains age 59 1/2, on account of the employee's separation from service, or after the employee has become disabled. The distribution cannot be part of a series of substantially equal payments made over the life expectancy of the employee or the joint life expectancies of the employee and his or her spouse or made for a specified period of 10 years or more. The rollover must be made within sixty days of the distribution.

Pursuant to Revenue Ruling 90-24, a Participant, to the extent permitted by any applicable Contract or Plan, may transfer funds between Section 403(b) investment vehicles, including both Section 403(b)(1) annuity contracts and
Section 403(b)(7) custodial accounts. Any amount transferred must continue to be subject to withdrawal restrictions at least as restrictive as that of the transferring investment vehicle. UNUM/America considers any total or partial transfer from a UNUM/America investment vehicle to a non-UNUM/America investment vehicle to be a withdrawal.

Once every twelve months a participant in an IRA may roll the money from one IRA to another IRA.

In Eligible 457 Plans and in Section 457(f) Plans, the Employer controls the movement of assets from one funding vehicle to another.

                    Excise Tax on Early Distributions

     Section 72(t) of the Code provides that any distribution made to a Participant in a 401(a), 403(b) or 408 plan other than on account of the following events will be subject to a 10 percent excise tax on the taxable amount distributed:

     a)   the employee has attained age 59 1/2;

     b)   the employee has died;

     c)   the employee is disabled;

     d) the employee is 55 and has separated from service (Does not apply to IRA's).

Distributions which are received as a life annuity where payment is made at least annually will not be subject to an excise tax. Certain amounts paid for medical care may also not be subject to an excise tax.

                         Minimum Distribution Rules

The value in a contract under Sections 401(a), 403(b) and 408 are subject to the distribution rules provided in Section 401(a)(9) of the Code. Generally, that section requires that an employee must begin receiving distributions of his post-1986 balance by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2. Such distributions must not exceed the life expectancy of the employee or the life expectancy of such employee and the designated beneficiary (as defined under the plan). An employee who attained age 70 1/2 before January 1, 1988 must begin receiving distributions by April 1 of the calendar year following the later of (a) the calendar year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. There are special rules for Section 403(b) Plans.


Amounts contributed to an Eligible 457 contract must be distributed not earlier than the earliest of : 1) calendar year in which the Participant attains age 70 1/2, 2) the Participant separates from service with the Employer, or 3) when the Participant has an unforeseen emergency. However, in no event may the distribution begin any later than described in Sections 401(a)(9) and 457(d) of the Code.


Additionally, distribution of an employee's entire account balance (including pre-1987 funds) must satisfy the minimum distribution incidental benefit requirement. In general, this requires that death and other non-retirement benefits payable under the above plans be incidental to the primary purpose of the program which is to provide deferred compensation to the employee. A payee is subject to a penalty for failing to receive the required minimum annual distribution. Section 4974(a) of the Code provides that a payee will be subject to a penalty equal to 50 percent of the amount by which the required minimum distribution exceeds the actual amount distributed during the taxable year.

Additional information on federal income taxation is included in the prospectus.

     DISTRIBUTION OF CONTRACTS

UNUM Sales Corporation (UNUM Sales), a subsidiary of UNUM Corporation, is registered with the Securities and Exchange Commission as a broker-dealer under The Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. UNUM Sales is the Variable Investment Division's principal underwriter and also enters into selling agreements with other unaffiliated broker-dealers authorizing them to offer the Contracts. UNUM Sales will pay these unaffiliated broker-dealers a distribution allowance which will be used to pay commissions to their registered representatives. This distribution allowance will not be deducted from Participant Contributions or Account balances but will be paid from UNUM/America's General Account assets (including any charges collected). Lincoln Life has agreed to serve as the principal underwriter of the Contracts as of the Closing Date. The principal underwriter is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. It is anticipated that Lincoln Life will enter into sales agreements with unaffiliated broker-dealers for the sale of the Contracts.


     CUSTODIAN

UNUM/America is the custodian for the Fund's shares owned by the Variable Investment Division. The Fund's shares are held in uncertificated form separate and apart from UNUM/America's other assets.

     INDEPENDENT AUDITORS/ACCOUNTANTS


Coopers & Lybrand, L.L.P., 130 Middle Street, Portland, Maine 04104-5059, independent accountants, performs certain accounting services for UNUM/America and have performed the same services for the Variable Investment Division. The financial statements included in this SAI have been audited to the extent and for the periods indicated in their reports thereon. Those financial statements have been included herein in reliance reports given upon the authority of such firm as experts in auditing and accounting.


     FINANCIAL STATEMENTS

This SAI contains financial statements for the Variable Investment Division, as of December 31, 1995 and for the two years then ended.

The financial statements of UNUM/America which are included in this SAI, should be considered only as bearing on the ability of UNUM/America to meet its obligations under the Contracts. The financial statements of UNUM/America are presented in accordance with generally accepted accounting principles.

             FINANCIAL STATEMENTS WILL BE PROVIDED BY AMENDMENT.

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial statements and Exhibits

     (a)  The following financial statements are included in Part B:

          Financial Statements of Registrant - VA-I Separate Account of UNUM Life Insurance Company of America.

               Audited statement of assets and liabilities as of December 31, 1995 and statement of operations and changes in net assets for the year ended December 31, 1995.

          Financial Statements of Depositor - UNUM Life Insurance Company of America.

               Audited balance sheets as of December 31, 1995 and 1994 and audited statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1995.

    (b)   Exhibits

    * 1. Resolution adopted by the Board of Directors of UNUM Life Insurance Company on July 8, 1988 establishing the TSAVA Separate Account of UNUM Life Insurance Company.

  ***1(a) Resolution adopted by the Board of Directors of UNUM Life Insurance
          Company on February 7, 1991 changing the name and broadening the scope of the VA-I Separate Account.

  // 1(b) Resolution adopted by the Board of Directors and the Stockholders of UNUM Life Insurance Company on September 13, 1991, authorizing the merger of UNUM Life Insurance Company and UNUM Life Insurance Company of America.

  // 1(c) Resolution adopted by the Board of Directors and the Stockholders of UNUM Life Insurance Company of America on September 13, 1991, authorizing the merger of UNUM Life Insurance Company of America and UNUM Life Insurance Company.

  // 1(d) Plan of Merger for UNUM Life Insurance Company of America and UNUM
          Life Insurance Company dated September 13, 1991.

    2.    Not applicable.

* 3(a) Distribution agreement between UNUM Life InsuranceCompany of America and UNUM Sales Corporation.

**  3(b)  Broker-dealer sales agreement.

 #  4(a)  Forms of Group Annuity Contracts for UNUM Life Insurance Company of
          America.

 // 5(a)  Form of application for Group Annuity Contract.

 // 5(b) Form of Participant enrollment form (including acknowledgement of restrictions on redemption imposed by I.R.C. Section 403(b)).

 // 6. Copy of certificate of incorporation and by-laws of UNUM Life Insurance Company of America.


####7(a) Form of Assumption Reinsurance Agreement by and between UNUM Life Insurance Company of America and The Lincoln National Life Insurance Company.



####7(b) Form of Coinsurance and Assumption Agreement by and between UNUM Life Insurance Company of America and The Lincoln National Life Insurance Company.


**  8(a)  Participation Agreement between UNUM Life Insurance Company and
          Dreyfus Life & Annuity Index Fund, Inc.

 /  8(b)  Participation Agreement between UNUM Life Insurance Company and
          Variable Insurance Products Fund I and Fidelity Distributors Corporation.

 /  8(c)  Participation Agreement between UNUM Life Insurance Company  and
          Variable Insurance Products Fund II and Fidelity Distributors Corporation.

 /  8(d)  Participation Agreement between UNUM Life Insurance Company and
          Twentieth Century Management Company.

 * 8(e) Service Agreement and Amendments between UNUM Life Insurance Company and UNUM Sales Corporation.

 # 8(f) Participation Agreement between UNUM Life Insurance Company of America and Dreyfus Variable Investment Fund and Dreyfus Corporation.

 # 8(g) Participation Agreement between UNUM Life Insurance Company of America and Acacia Capital Corporation.

 # 8(h) Participation Agreement between UNUM Life Insurance Company of America and T. Rowe Price.


####8(i) Form of Administrative Services Agreement by and between UNUM Life Insurance Company of America and The Lincoln National Life Insurance Company.

### 9. Consent and opinion of Kevin J. Tierney, General Counsel of UNUM Life Insurance Company of America, as to the legality of the securities being registered.

### 10(a) Consent of Coopers & Lybrand, Independent Accountants.

 // 10(b) Powers of Attorney.

++  10(c) Power of Attorney for Elaine D. Rosen

    11. No financial statements are omitted from Item 23 (other than any that will be filed by subsequent amendment).

    12.   Not Applicable.

##  13.   Schedule for computation of Performance Quotations

### 14.   Financial Data Schedule


* Incorporated herein by reference to initial Registration Statement on Form N-4 filed by the TSAVA Separate Account of UNUM Life Insurance Company with the Securities and Exchange Commission on April 24, 1989.

** Incorporated herein by reference to Pre-effective Amendment No. 1 on Form N-4 filed by the TSAVA Separate Account of UNUM Life Insurance Company with the Securities and Exchange Commission on October 18, 1989.

*** Incorporated herein by reference to Post-effective Amendment No. 2 filed by the VA-I Separate Account of UNUM Life Insurance Company on Form N-4 with the Securities and Exchange Commission on March 1, 1991.

/ Incorporated herein by reference to post-effective Amendment No. 3 filed by the VA-I Separate Account of UNUM Life Insurance Company on Form N-4 with the Securities and Exchange Commission on May 1, 1991.

// Incorporated herein by reference to Amendment No. 4 filed by the VA-I Separate Account of UNUM Life Insurance Company on November 1, 1991.

/// Incorporated herein by reference to Amendment No. 5 filed by the VA-I
    Separate Account of UNUM Life Insurance Company of America on December 31, 1991.

////Incorporated herein by reference to Amendment No. 7 filed by the VA-1
    Separate Account of UNUM Life Insurance Company of America on February 14, 1992.

+ Incorporated herein by reference to Amendment No. 12 filed by the VA-I Separate Account of UNUM Life Insurance Company of America on May 3, 1993.

++ Incorporated herein by reference to Amendment No. 15 filed by the VA-I Separate Account of UNUM Life Insurance Company of America on March 2, 1994.

# Incorporated herein by reference to Amendment No. 18 filed by the VA-I Separate Account of UNUM Life Insurance Company of America on May 2, 1994.

## Incorporated herein by reference to Amendment No. 22 filed by the VA-I Separate Account of First UNUM Life Insurance Company on May 1, 1995


### To be filed by Post Effective Amendment, May, 1996.



####Text to be filed by Post-Effective Amendment, May, 1996.


Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following list contains the officers and directors of UNUM Life Insurance Company of America who are engaged directly or indirectly in activities relating to the VA-I Separate Account as well as the Contracts. The list also shows UNUM Life Insurance Company of America's executive officers.

Name and Address                   Positions and Offices with UNUM/America

James F. Orr III                   Chairman of the Board of Directors
2211 Congress Street               Chief Executive Officer
Portland, Maine 04122

Stephen B. Center                  Director and President
2211 Congress Street
Portland, Maine 04122

Robert W. Crispin                  Director and Executive Vice President
2211 Congress Street
Portland, Maine 04122

Kevin P. O'Connell                 Director and Executive Vice President
2211 Congress Street
Portland, Maine 04122

Elaine D. Rosen                    Director and Executive Vice President
2211 Congress Street
Portland, Maine 04122


Peter J. Moynihan                  Director and Senior Vice President
2211 Congress Street
Portland, Maine 04122

Gary  E. Kirkner                   Senior Vice President
2211 Congress Street
Portland, ME 04122

Robert G. Ostrander                Senior Vice President
2211 Congress Street
Portland, Maine 04122

Peter S. Adams                Vice President
2211 Congress Street
Portland, ME 04122

Diane M. Garofalo             Vice President
2211 Congress Street
Portland, ME 04122


Lawrence H. Kolkhorst         Vice President
2211 Congress Street
Portland, Maine 04122

Nicholas J. Desiderio         Vice President and Chief Financial Officer
2211 Congress Street
Portland, Maine 04122

Kevin J. Tierney              Director, Senior Vice President,
2211 Congress Street          General Counsel and Secretary
Portland, Maine 04122


Item 26. Persons Controlled by or Under Common Control with UNUM Life Insurance Company of America or the VA-I Separate Account

The VA-I Separate Account of UNUM Life Insurance Company of America ("UNUM/America") is a separate account of UNUM/America and may be deemed to be controlled by UNUM/America although UNUM/America will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.

The following chart indicates the persons controlled or under common control with UNUM/America and the VA-I Separate Account:



                                                               UNUM
CORPORATE STRUCTURE 1                                        CORPORATION                                           DECEMBER 26, 1995
                                                             (DELAWARE)
                                                             ----------
                                                                  |
------------------------------------------------------------------------------------------------------------------------------------
 |             |                   |                |                 |                 |                   |                |
 |       UNUM Holding       Commercial Life   UNUM European   Mindtask Limited  Duncanson & Holt,   Colonial Companies,  UNUM Japan
 |          Company            Insurance         Holding      (United Kingdom)        Inc.                Inc.           Accident
 |        (Delaware)            Company          Company                           (New York)          (Delaware)        Insurance
 |                            (Wisconsin)        Limited                                                                  Company
 |                                              (United                                                                  Limited
 |                                              Kingdom)                                                                 (Japan)
 |       ------------       ---------------   -------------   ----------------  ----------------    ----------------    -----------
 |      |                   |                 |                                 |                   |
 |      |  First UNUM       |   Continental   |  UNUM Life                      |  Duncanson        |  Colonial Life
 |      |-    Life          |-   National     |- Insurance                      |-   & Holt         |-  & Accident
 |      |  Insurance        |      Life       |   Company                       |   Services,       |    Insurance
 |      |    Company        |    Insurance    |   Limited                       |     Inc.          |     Company
 |      |  (New York)       |     Company     |   (United                       |    (Maine)        |     (South
 |      |  ----------       |   (Delaware)    |  Kingdom)                       |  ----------       |    Carolina)
 |      |  |                |  ------------   |  ---------                      |                   |  -------------
 |      |  |  NY Holdings   |                 |                                 |     Group         |  |
 |      |  |    1994-1      |   Continental   |    UNUM                         |- Management       |  |  CLA Holdings
 |      |  |  NY Holdings   |  International  | Management                      |   Services,       |  |     1994-1
 |      |  |    1994-2      |-     Life       |-  Company                       |     Inc.          |  |- CLA Holdings
 |      |  |- NY Holdings   |    Insurance    |   Limited                       | (Washington)      |  |     1994-2
 |      |  |    1994-3      |     Company     |   (United                       | ------------      |  |     (Maine)
 |      |  |  NY Holdings   |   (Delaware)    |  Kingdom)                       |                   |  |  ------------
 |      |  |    1994-4      |  -------------  |  ---------                      |   Duncanson       |
 |      |  |    (Maine)                       |                                 |-   & Holt         | BenefitAmerica,
 |      |  |  -----------                     |    UNUM                         |  Europe Ltd.      |-     Inc.
 |      |                                     |-  Limited                       |    (United        |     (South
 |      |  UNUM Sales                         |   (United                       |   Kingdom)        |    Carolina)
 |      |- Corporation                        |  Kingdom)                       |  -----------      |  ------------
 |      |   (Delaware)                        |  ---------                      |  |
 |      |  -----------                        |  |                              |  |    Duncanson
 |      |                                     |  |   N.E.L.                     |  |-     & Holt
 |      |    Claims                           |  |  Permanent                   |  |  (Contingency),
 |      |-   Service                          |  |-  Health                     |  |       Ltd.
 |      | International,                      |  | Insurances                   |  |      (United
 |      |     Inc.                            |  |   Limited                    |  |     Kingdom)
 |      |  (Delaware)                         |  |   (United                    |  |   ------------
 |      | -------------                       |  |  Kingdom)                    |  |
 |      |                                     |  | -----------                  |  |     Duncanson
 |      |     UNUM                            |                                 |  |-     & Holt
 |      |- Development                        |    Claims                       |  |   Underwriters
 |      |  Corporation                        |-  Services                      |  |       Ltd.
 |      |    (Maine)                          | International                   |  |      (United
 |      |  -----------                        |    Limited                      |  |     Kingdom)
 |      |                                     |    (United                      |  |   -------------
 |      |      UNUM                           |   Kingdom)                      |  |
 |      |- International                      | -------------                   |  |     Duncanson
 |      |  Underwriters                                                         |  |      & Holt
 |      |      Inc.                                                             |  |-  Agencies Ltd.
 |      |   (Delaware)                                                          |  |      (United
 |      |  ------------                                                         |  |     Kingdom)
 |      |                                                                       |  |  --------------
 |      |      UNUM                                                             |  |
 |      |      Life                                                             |  |     Duncanson
 |  2   |-   Insurance                                                          |  |      & Holt
        |     Company                                                           |  |-    Syndicate
        |   of America                                                          |  |    Management
        |     (Maine)                                                           |  |       Ltd.
        |  ------------                                                         |  |      (United
           |  UA Holdings                                                       |  |     Kingdom)
           |    1994-1                                                          |  |   -------------
           |  UA Holdings                                                       |  |
           |    1994-2                                                          |  |     Trafalgar
           |- UA Holdings                                                       |  |   Underwriting
           |    1994-3                                                          |  |-  Agencies Ltd.
           |  UA Holdings                                                       |  |      (United
           |    1994-4                                                          |  |     Kingdom)
           |    (Maine)                                                         |  |   -------------
           |  -----------                                                       |
           |                                                                    |-  Duncanson
           |       SP                                                           |    & Holt
           | Administrator,                                                     |  Canada Ltd.
        3  |       LLC                                                          |   (Canada)
           |  (California)                                                      | -------------
           |   -----------                                                      |
                                                                                |-  Duncanson
                                                                                |    & Holt
                                                                                |     Asia
                                                                                |   PTE Ltd.
                                                                                |  (Singapore)
                                                                                |  -----------
                                                                                |4 |
                                                                                |  |    MediScreen
                                                                                   |-    Sdn. Bhd.
                                                                                   |    (Malaysia)
                                                                                   |   -------------


1    Percentage of ownership is 100% unless otherwise indicated.
2 Reflects split ownership: 87.5% by UNUM Holding Company and 12.5% by UNUM Corporation.
3 50% owned by UNUM Life Insurance Company of America; 50% owned by an entity outside of UNUM Corporation's holding company structure.
4 14.95% owned by Duncanson & Holt, Inc.; 14.95% owned by Duncanson & Holt Asia PTE Ltd.

Item 27.       Number of Contractholders

As of March 31, 1996, Registrant had ____ Contractholders.


Item 28.       Indemnification

Under the Participation Agreements entered into between UNUM/America and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, Acacia Capital Corporation, and T. Rowe Price (the "Funds"), UNUM/America and its directors, officers, employees, agents and control persons have been indemnified by the Fund against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify UNUM/America against any liability, loss, damages, costs or expenses which UNUM/America may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

UNUM/America's by-laws provide that UNUM/America "may indemnify any person made or threatened to be made a party of any action or proceeding, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, which any director, officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director, officer or employee of the Corporation or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director, officer, or employee acted, in good faith, for a purpose which he or she reasonably believed to be in the best interests of the corporation."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriter

    (a)        Not Applicable

    (b)(1) The following table sets forth certain information regarding the officers and directors of UNUM Sales Corporation:

               Name and Principal Business             Position and Offices
               Address                                 with Underwriter

               Peter S. Adams                          President and
               2211 Congress Street                    Director
               Portland, Maine 04122

               Lawrence H. Kolkhorst                   Vice President
               2211 Congress Street
               Portland, Maine 04122

               Clifford R. Murch                       Treasurer
               2211 Congress Street
               Portland, ME  04122

               Ann C. Madigan                          Secretary
               2211 Congress Street
               Portland, Maine 04122

               Stephen B. Center                       Director
               2211 Congress Street
               Portland, Maine 04122


               Gary E. Kirkner                         Director
               2211 Congress Street
               Portland, Maine 04122

c)

Name of        Net Underwriting
Principal      Discounts and       Compensation     Brokerage
Underwriter    Commissions         on Redemption    Commissions    Compensation
-----------    -----------         -------------    -----------    ------------
UNUM Sales TO BE FILED BY AMENDMENT N/A                 N/A             N/A
Corporation


Item 30.       Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by UNUM/America at 2211 Congress Street, Portland, Maine 04122.


Item 31.       Management Services

None

Item 32.       Undertakings

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-(4) thereof.

(e) The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with thatoffering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-
    (d) of that Section will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this Post-effective Amendment to the Registration Statement to be signed on their behalf, in the City of Portland, and State of Maine on this 28th day of February, 1996, and the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus.

                              VA-I Separate Account of
                              UNUM Life Insurance Company of America
                                   (Registrant)

                                   By:  /s/ Stephen B. Center
                                        --------------------------------
                                        Stephen B. Center
                                        President
                                        UNUM Life Insurance Company of America


                              UNUM Life Insurance Company of America
                                   (Depositor)

                                   By: /s/ Stephen B. Center
                                       ---------------------------------
                                        Stephen B. Center
                                        President


As required by the Securities Act of 1933 this Post-effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                     TITLE                         DATE


/s/ Stephen B. Center                                       February 28, 1996
--------------------------
Stephen B. Center             President
                              (Principal Executive Officer)



/s/ Nicholas J. Desiderio                                    February 28, 1996
--------------------------
Nicholas J. Desiderio         Vice President and
                              Chief Financial Officer
                              (Principal Financial Officer)



/s/ Donald P. Boutin                                         February 28, 1996
--------------------------
Donald P. Boutin              2nd Vice President and
                              Controller
                              (Principal Accounting Officer)

*
                                                            February 28, 1996
-------------------------
Stephen B. Center                       Director

         *
                                                            February 28, 1996
-------------------------
Peter J. Moynihan                       Director

         *
                                                            February 28, 1996
-------------------------
James F. Orr, III                       Director

         *
                                                            February 28, 1996
-------------------------
Elaine D. Rosen                         Director


/s/ Robert W. Crispin                                       February 28, 1996
-------------------------
Robert W. Crispin                       Director



/s/ Kevin P. O'Connell                                      February 28, 1996
-------------------------
Kevin P. O'Connell                      Director



/s/ Kevin J. Tierney                                        February 28, 1996
--------------------------
Kevin J. Tierney                        Director



*By:  /s/ Kevin J. Tierney                                  February 28, 1996
    ------------------------
      Kevin J. Tierney
      Attorney-in-fact